File Nos. 333-106576

811-21386

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[__]
Post-Effective Amendment No. 6	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 6	[X]

(Check appropriate box or boxes.)
DREYFUS PREMIER MANAGER FUNDS I
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	on August 1, 2006 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

immediately upon filing pursuant to paragraph (b)

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective ___ amendment.

Bear Stearns Prime Money Market Fund

Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities

PROSPECTUS August 1, 2006

Dreyfus
A Mellon Financial Company℠

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	3
Expenses	4
Management	5
Financial Highlights	6

Your Investment

Account Policies	7
Distributions and Taxes	11
Services for Fund Investors	11
Instructions for Account Transactions	12

For More Information

See back cover.

Bear Stearns Prime Money Market Fund

Ticker Symbol: BSMXX

The Fund

GOAL/APPROACH

The fund seeks current income and liquidity consistent with stability of principal. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term U.S. dollar-denominated debt securities, including:

•	securities issued or guaranteed by the U.S. gov-
ernment or its agencies or instrumentalities
•	certificates of deposit, time deposits, bankers’
acceptances, and other short-term securities
issued by domestic or foreign banks or their sub-
sidiaries or branches
•	commercial paper and other short-term corpo-
rate obligations of domestic and foreign issuers,
including those with floating or variable rates of
interest
•	repurchase agreements, including tri-party repur-
chase agreements
•	asset-backed securities

Normally, the fund invests at least 25% of its net assets in bank obligations.

The fund intends to maintain a weighted average portfolio maturity of 60 days or less.The fund may acquire individual investments with remaining maturities ranging from one day to 397 days. Floating and variable rate instruments are considered to be within the maturity range described above despite having nominal remaining maturities greater than 397 days, because of their floating rate or reset features.

Concepts to understand

Money market fund: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

• maintain an average dollar-weighted portfolio maturity
of 90 days or less
• buy individual securities that have remaining maturities
of 13 months or less

• invest only in high quality, dollar-denominated obligations

Repurchase agreement: a U.S. commercial bank or securities dealer sells securities, typically U.S. government securities, to the fund and agrees to repurchase them at an agreed-upon date (usually the next day) and price. These agreements offer the fund a means of investing money for a short period of time.

The Fund 1

MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund’s income level and/or share price:

•	interest rates could rise sharply, causing the value
of the fund’s investments and its share price to
drop
•	interest rates could drop, thereby reducing the
fund’s yield
•	any of the fund’s holdings could have its credit
rating downgraded or could default
•	the risks generally associated with dollar-denom-
inated foreign investments, such as economic and
political developments, seizure or nationalization
of deposits, imposition of taxes or other restric-
tions on the payment of principal and interest in
U.S. dollars
•	the risks generally associated with concentrating
investments in the banking industry, such as inter-
est rate risk, credit risk and regulatory develop-
ments relating to the banking industry
•	the risk that a counterparty in a repurchase agree-
ment could fail to honor the terms of its agree-
ment

Under adverse market conditions, the fund may hold some or all of its assets in cash (U.S. dollars). Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Concepts to understand

Credit rating: a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating, or the unrated equivalent as determined by Dreyfus.

2

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The fund commenced operations after all of the assets of another investment company, Prime Money Market Portfolio (the predecessor fund), a series of The Bear Stearns Funds, were transferred to the fund in a tax-free reorganization on May 1, 2004. The bar chart shows the changes in the fund’s performance from year to year (based on the performance of the predecessor fund’s Class Y shares for periods prior to May 1, 2004). The table shows the fund’s average annual total returns over time (based on the performance of the predecessor fund’s Class Y shares for periods prior to May 1, 2004). All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

		as of 12/31/05
Average annual total returns		*

		Since inception
1 Year	5 Years	(7/14/97)

3.10%	2.24%	3.65%

For the fund’s current 7-day yield, institutions may call toll-free 1-800-346-3621; individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

* Represents the performance of the predecessor fund’s ClassY shares for periods prior to May 1, 2004.

What this fund is — and isn’t

The fund is a mutual fund: a pooled investment that is professionally managed and gives an investor the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. An investor could lose money in the fund, but also has the potential to make money.

The Fund 3

EXPENSES

Investors will pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.20%
Other expenses			0.03%

Total			0.23%

Expense example
1 Year	3 Years	5 Years	10 Years

$24	$74	$130	$293

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. For the fiscal year ended March 31, 2006, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.17%, reducing total expenses from

0.23% to 0.20%. This waiver was contractual, but is no longer in effect.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

4

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.17% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended March 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.1 trillion in assets under management, administration or custody, including $870 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-

administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

The Fund 5

FINANCIAL HIGHLIGHTS

The following table describes the fund’s performance for the fiscal periods indicated. Please note that the financial highlights information for the fund’s shares represents the financial highlights of the predecessor fund, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s shares thereafter. Before the fund commenced operations, all of the assets of the predecessor fund were transferred to the fund in exchange for shares of the fund in a tax-free reorganization. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended March 31,
		2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00	1.00
Investment operations:	Investment income — net	.036	.015	.010	.016	.031

Distributions:	Dividends from investment
	income — net	(.036)	(.015)	(.010)	(.016)	(.031)

Net asset value, end of period		1.00	1.00	1.00	1.00	1.00
Total Return (%)		3.63	1.54	.97	1.59	3.13

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.23	.23	.29	.29	.30
Ratio of net expenses to average net assets		.20	.20	.20	.20	.20
Ratio of net investment income to average net assets		3.68	1.47	.97	1.57	2.95

Net assets, end of period ($ x 1,000)		2,335,801	1,311,657	1,602,255	2,421,568	2,637,721

6

Your Investment

ACCOUNT POLICIES

The fund is designed for institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Individuals, other than those individuals who received fund shares in exchange for Class Y shares of the predecessor fund as a result of the reorganization of the predecessor fund, may not purchase fund shares directly, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be requested to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.An institution may arrange with the fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing fund shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Minimum investments

Initial	Additional

$10,000,000*	none

The minimum initial investment in fund shares is
$10,000,000 unless: (a) the investor has invested at
least $10,000,000 in the aggregate in the fund and any
Dreyfus Cash Management fund listed below (including
in any class of a fund); or (b) the investor has, in the
opinion of Dreyfus Investments Division, adequate
intent and availability of assets to reach a future level of investment of $10,000,000 among the fund and the
Dreyfus Cash Management funds named below.

The Dreyfus Cash Management funds include:

•	Dreyfus Cash Management
•	Dreyfus Cash Management Plus, Inc.
•	Dreyfus Government Cash Management
•	Dreyfus Government Prime Cash Management
•	Dreyfus Municipal Cash Management Plus
•	Dreyfus New York Municipal Cash Management
•	Dreyfus Tax Exempt Cash Management
•	Dreyfus Treasury Cash Management
•	Dreyfus Treasury Prime Cash Management

Your Investment 7

ACCOUNT POLICIES (continued)

Buying shares

The price for fund shares is the fund’s net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as on Good Friday), is open for regular business.An order will be priced at the NAV next calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

Concepts to understand

Net asset value (NAV): a mutual fund’s share price on a given day. The fund’s NAV is calculated by dividing the value of its net assets by the number of its existing shares outstanding.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

Amortized cost: the value of a fund’s portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the 1940 Act, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality, and diversification requirements to help it maintain the $1.00 share price.

8

Selling shares

Investors may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the shares will receive the dividend declared on that day, and the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day.Any certificates representing fund shares being sold must be returned with the redemption request.

All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstances, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

Your Investment 9

ACCOUNT POLICIES (continued)

General policies

Unless an investor declines telephone privileges on the application, the investor may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. Investors who plan to exchange fund shares for shares of another Dreyfus fund, should read the prospectus of that other Dreyfus fund for more information.

The fund reserves the right to:

•	refuse any purchase or exchange request that
could adversely affect the fund or its operations
•	change or discontinue its exchange privilege, or
temporarily suspend the privilege during unusu-
al market conditions
•	change its minimum investment amounts
•	“redeem in kind,” or make payments in securities
rather than cash, if the amount redeemed is large
enough to affect fund operations (for example, if
it exceeds 1% of the fund’s assets)

Investors are urged to call Dreyfus Investments Division before effecting any large redemption.

The fund also may process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

10

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions generally are taxable to you as qualified dividends and capital gains.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for fund shares, shares of any class of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus.These funds have different investment policies that may be of interest to investors. Investors should read the current prospectus for any fund into which they are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available).There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for fund shares, in shares of any class of any Dreyfus Cash Management fund listed under “Account Policies” in this prospectus, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every fund investor automatically receives regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Your Investment 11

INSTRUCTIONS FOR **ACCOUNT TRANSACTIONS**

By Telephone

TO OPEN AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

Wire Call us to request an account application and an account number. Have your bank transmit the investment to The Bank of New York, with these instructions:

- ABA# 021000018
- DDA# 8900480114
- account number
- account registration
- dealer number, if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Investments Division representative with information about your transaction.

- ABA# 021000018
- DDA# 8900480114
- account number
- account registration
- dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Investments Division representative with information about your transaction.

Wire Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Via Computer Facilities

TO OPEN AN ACCOUNT

Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System.
Enter:

- account number
- fund number
- amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions.
Enter:

- account number
- fund number
- amount to sell

Print a report of transactions for your records.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Investments Division Representative or call **1-800-346-3621.** In New York, call 1-718-895-1650.

The Dreyfus Lion Remote System provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Investments Division about the availability of other compatible computerized trading systems.
For information about Dreyfus, access our Internet site at **www.dreyfus.com**.

12

NOTES

For More Information

To obtain information:

By telephone

Call your Dreyfus Investments Division representative or 1-800-346-3621

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Bear Stearns Prime Money Market Fund
A series of Dreyfus Premier Manager Funds I

SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2006 Dreyfus Service Corporation

Dreyfus Premier Alpha Growth Fund

Seeks capital appreciation by investing in growth companies

PROSPECTUS August 1, 2006

Dreyfus
A Mellon Financial Company[SM]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	3
Past Performance	5
Expenses	7
Management	8
Financial Highlights	10

Your Investment

Shareholder Guide	15
Distributions and Taxes	24
Services for Fund Investors	25
Instructions for Regular Accounts	26
Instructions for IRAs	28

For More Information

See back cover.

The Fund

Dreyfus Premier Alpha Growth Fund

Ticker Symbols	Class A: DPWAX
Class B: BSFBX
Class C: BSFCX
Class R: DPARX
Class T: BSFAX

GOAL/APPROACH

The fund seeks capital appreciation.To pursue this goal, the fund normally invests substantially all of its assets in equity securities that are selected using one or more growth models developed by the fund’s sub-adviser.

The fund’s sub-adviser employs a systematic approach to selecting portfolio securities. Generally, the fund’s portfolio manager uses these growth models to identify equity securities having the following characteristics:

•	high projected earnings for the next three to five
years
•	positive earnings momentum
•	positive price momentum
•	reasonable valuation metrics

This approach differs from conventional portfolio management in that, generally, the sub-adviser will strictly adhere to underlying models in selecting portfolio securities. In unusual circumstances, the sub-adviser may deviate from the models.

The fund typically will hold 40 to 60 securities selected using these models.The fund’s sub-adviser periodically will reapply these models (a “regeneration”), which usually results in changes in fund holdings.The sub-adviser may enhance the models from time to time, depending on its ongoing research efforts.

When the sub-adviser regenerates the fund’s holdings, each equity security identified by a particular model will be allocated an equal amount of the fund’s assets. Generally, the fund will purchase securities on a pro rata basis when it receives new assets resulting from the purchase of its shares. The fund will sell securities generally on a pro rata basis when required to raise cash when shares of the fund are redeemed.

Because the fund may not invest more than 25% of its total assets in the securities of issuers in the same industry (excluding U.S. government securities), the sub-adviser will be required to deviate from its principal investment strategy if, upon regenerating the fund, the securities selected would result in more than 25% of the fund’s total assets being invested in a single industry.

Although the fund generally invests in large-cap equity securities, the fund may invest in equity securities with any market capitalization, except as determined by particular models established by the fund’s sub-adviser.The fund may continue to hold equity securities that a model initially selected, even if circumstances subsequently change so that the equity security would no longer qualify under that model. The fund also may purchase securities that would no longer qualify under a model if it receives new assets resulting from the purchase of fund shares before the next regeneration. Consequently, the fund may continue to hold and purchase securities that fit the growth models at the time those models were applied until the next regeneration, even though these securities may no longer exhibit growth characteristics or be considered “growth stocks” under commonly applied standards. The fund normally invests at least 90% of its net assets in equity securities such as common stocks and preferred stocks, including those purchased in initial public offerings or shortly thereafter.The fund also may invest in U.S. dollar-denominated equity securities of foreign issuers, such as American Depositary Receipts (ADRs) that trade in the U.S. markets.

The Fund 1

GOAL/APPROACH (continued)

The fund may sell a security prior to a regeneration if the sub-adviser identifies one or more “red flags.” These red flags include: (i) restatement of financials such that the stock would not have qualified at the time of purchase, or the company’s failure to certify financials as required by the Sarbanes-Oxley Act of 2002; (ii) corporate actions adversely affecting the stock; (iii) the company’s filing for bankruptcy protection under Chapter 11; (iv) government allegations of fraud against the company; and (v) the loss of 50% or more of the stock’s market value (together with all dividends earned thereon) from the closing price on the date of its purchase or the fund’s last regeneration. The fund will generally invest the proceeds of any such sales pro rata in additional shares of the remaining securities that the fund holds.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling “against the box” for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Strong price momentum: the fund seeks to purchase securities with extremely high 6-month price appreciation; generally, in the upper decile of all securities in their sector when ranked by 6-month price appreciation.

High 3-5 year earnings forecasts: the fund seeks to purchase securities with high 3-5 year forecasted earnings-per-share growth rates; generally, in the upper quartile of all securities in their sector when ranked by forecasted earnings-per-share growth rates.

Compelling valuation metrics: the fund seeks to purchase securities with price-to-sales ratios under 10 or price-to-earnings ratios below 100.

2

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The market value of a security may
decline due to general market conditions that are
not specifically related to a particular company,
such as real or perceived adverse economic
conditions, changes in the general outlook for
corporate earnings, changes in interest or curren-
cy rates or adverse investor sentiment generally. A
security’s market value may also decline because
of factors that affect a particular industry or
industries, such as labor shortages or increased
production costs and competitive conditions
within an industry.
•	Issuer risk. The value of a security may decline for
a number of reasons which directly relate to the
issuer, such as management performance, financial
leverage and reduced demand for the issuer’s
products or services.
•	Smaller company risk. Small and midsize companies
carry additional risks because their earnings and
revenues tend to be less predictable (and some
companies may be experiencing significant loss-
es), and their share prices more volatile than those
of larger, more established companies.The shares
of smaller companies tend to trade less frequent-
ly than those of larger, more established compa-
nies, which can adversely affect the pricing of
these securities and the fund’s ability to sell these
securities.
•	Growth stock risk. Investors often expect growth
companies to increase their earnings at a certain
rate. If these expectations are not met, investors
can punish the stocks inordinately, even if earn-
ings do increase. In addition, growth stocks typi-
cally lack the dividend yield that can cushion
stock prices in market downturns. Because differ-
ent types of stocks tend to shift in and out of
favor depending on market and economic condi-
tions, the fund’s performance may sometimes be
lower or higher than that of other types of funds
(such as those emphasizing value stocks).

•	Market sector risk. The fund may significantly
overweight or underweight certain companies,
industries or market sectors, which may cause the
fund’s performance to be more or less sensitive to
developments affecting those companies, indus-
tries or sectors. In addition, because none of the
models used by the fund screens for sectors or
industries, subject to the 25% industry concentra-
tion limit noted above, the fund may be more
heavily concentrated in a specific industry or sec-
tor than would a portfolio that took sector
and/or industry weightings into consideration.
Therefore, although the fund uses the S&P 500
Index as its benchmark, its concentration in spe-
cific industries and sectors, as well as its returns,
may differ significantly from those of its bench-
mark.
•	Leveraging risk. The use of leverage, such as bor-
rowing money to purchase securities, lending
portfolio securities and engaging in forward
commitment transactions, may magnify the fund’s
gains or losses.
•	Derivatives risk. The fund may use derivative
instruments, such as options, futures and options
on futures (including those relating to securities,
indexes and foreign currencies). A small invest-
ment in derivatives could have a potentially large
impact on the fund’s performance. The use of
derivatives involves risks different from, or possi-
bly greater than, the risks associated with invest-
ing directly in the underlying assets. Derivatives
can be highly volatile, illiquid and difficult to
value, and there is the risk that changes in the
value of a derivative held by the fund will not
correlate with the underlying instruments or the
fund’s other investments. Derivative instruments
also involve the risk that a loss may be sustained
as a result of the failure of the counterparty to the
derivative instruments to make required pay-
ments or otherwise comply with the derivative
instruments’ term.

The Fund 3

MAIN RISKS (continued)
•	Regeneration risk. Regeneration of the fund’s port-
folio may result in the sale of equity securities
	that have recently performed			well, and	may
increase investments with relatively lower histor-
ical returns.
•	Non-diversification	risk.	The	fund is	non-
	diversified, which	means	that	a relatively	high
percentage of the fund’s assets may be invested in
a limited number of issuers.Therefore, the fund’s
performance may be more vulnerable to changes
in the market value of a single issuer and more
	susceptible to risks associated with a				single
economic, political or regulatory occurrence than
a diversified fund.
•	Foreign investment	risk. To the		extent the	fund
invests in U.S. dollar-denominated securities of
foreign issuers, its performance will be influenced
by political, social and economic factors affecting
investments in foreign companies. Special risks
associated with investments in foreign companies
include lack of comprehensive company infor-
mation, political instability and differing auditing
and legal standards.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Other potential risks

The fund’s performance will depend on the success of any investment decision or growth model. The selection criteria for particular models may be out of favor with the market, or the market may change after the portfolio manager applies particular models.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The fund commenced operations after all of the assets of another investment company advised by the fund’s sub-adviser, Alpha Growth Portfolio (the predecessor fund), a series of The Bear Stearns Funds, were transferred to the fund in a tax-free reorganization on May 1, 2004. The bar chart shows the changes in the performance of the fund’s Class A shares from year to year (based on changes in the performance of the predecessor fund’s Class A shares for periods prior to May 1, 2004). Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The performance figures in the table for the fund’s Class A, Class T and Class R shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class A shares.The performance figures in the table for the fund’s Class B and Class C shares for the periods prior to May

1, 2004 represent the performance of the predecessor fund’s Class B and Class C shares, respectively. The performance figures are compared to the average annual total returns of the S&P 500 Index, a broad measure of stock market performance.These returns have been adjusted to reflect the fund’s applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares (based on the predecessor fund’s Class A performance for periods prior to May 1, 2004, adjusted to reflect the sales load applicable to the fund’s Class A shares). After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The Fund 5

PAST PERFORMANCE (continued)

Average annual total returns as of 12/31/05**

Share class/			Since
inception date	1 Year	5 Years	inception

Class A (12/29/97)
returns before taxes	8.89%	6.50%	8.99%

Class A
returns after taxes
on distributions	8.87%	6.13%	8.75%

Class A
returns after taxes
on distributions and
sale of fund shares	5.81%	5.49%	7.84%

Class B (12/29/97)
returns before taxes	10.71%	6.89%	9.41%***

Class C (12/29/97)
returns before taxes	13.73%	7.22%	9.23%

Class R (12/29/97)
returns before taxes	15.66%	7.77%	9.80%

Class T (12/29/97)
returns before taxes	10.13%	6.70%	9.12%

S&P 500 Index
reflects no deduction for
fees, expenses or taxes	4.91%	0.54%	4.79% †

**	The performance of Class A, Class T and Class R shares repre-
sents the performance of the predecessor fund’s Class A shares for the periods prior to May 1, 2004.The performance of Class B
and Class C shares represents the performance of the predecessor fund’s Class B and Class C shares, respectively, for the periods prior to May 1, 2004.
***	Assumes conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	For comparative purposes, the value of the index on December
31,
1997 is used as the beginning value on December 29, 1997.

Prior to August 1, 2002, the predecessor fund employed a materially different investment strategy. Investors should consider that the fund’s historical performance prior to August 1, 2002 does not reflect the fund’s current investment strategy. In addition, from time to time prior to August 1, 2002, the fund allocated a portion of its assets to money market instruments, during which time the overall stock market declined substantially in value.These past allocations are a material factor contributing to the fund’s performance.

6

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B*	Class C	Class R	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none**	4.00	1.00	none	none**

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.75	.75	.75	.75	.75
Rule 12b-1 fee	none	.75	.75	none	.25
Shareholder services fee	.25	.25	.25	none	.25
Other expenses	.17	.22	.19	.15	.15

Total	1.17	1.97	1.94	.90	1.40

* Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

** Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$687	$925	$1,182	$1,914

Class B
with redemption	$600	$918	$1,262	$1,899***
without redemption	$200	$618	$1,062	$1,899***
Class C
with redemption	$297	$609	$1,047	$2,264

without redemption	$197	$609	$1,047	$2,264

Class R	$92	$287	$498	$1,108

Class T	$586	$873	$1,181	$2,054

*** Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. During the past fiscal year, Dreyfus assumed certain expenses of the fund pursuant to an undertaking, reducing total expenses from 1.97% to 1.90% for Class B and from 1.94% to 1.90% for Class C shares. This undertaking was contractual, but is no longer in effect.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 7

MANAGEMENT

Investment advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund’s average daily net assets.A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended March 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.1 trillion in assets under management, administration or custody, including $870 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Bear Stearns Asset Management Inc. (BSAM), located at 383 Madison Avenue, New York, New York 10179, to serve as the fund’s sub-investment adviser. BSAM served as the predecessor fund’s investment adviser. BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., was established in 1984.The Bear Stearns Companies Inc. is a holding company that, through its subsidiaries (including its principal subsidiary, Bear, Stearns & Co. Inc.), is a leading United States investment banking, securities trading and brokerage firm serving U.S. and foreign corporations, governments and institutional and individual investors. BSAM is a registered investment adviser and provides investment advisory and administrative services to open-end investment funds and other managed accounts with aggregate assets at June 30, 2006 of approximately $37.9 billion. BSAM, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments.

James P. O’Shaughnessy is the primary portfolio manager of the fund. Mr. O’Shaughnessy serves as senior managing director and director of systematic equity investments at BSAM. Before joining BSAM in 2001, he served as chairman and CEO of Netfolio Inc. (formerly known as O’Shaughnessy Capital Management) from 1988 to 2001. Mr. O’Shaughnessy has authored three best-selling books: How to Retire Rich, What Works on Wall Street and Invest Like the Best.The Statement of Additional Information (SAI) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

8

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus, BSAM and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and BSAM code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees of Dreyfus or BSAM does not disadvantage any fund managed by Dreyfus or BSAM, as the case may be.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Please note that the financial highlights information for the fund’s Class B, C and T shares represents the financial highlights of the predecessor fund, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the predecessor fund were transferred to the fund in exchange for Class

B, C and T shares of the fund in a tax-free reorganization. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended March 31,
Class A	2006	2005 [1]

Per-Share Data ($):
Net asset value, beginning of period	19.82	17.62
Investment operations: Investment income (loss) — net [2]	.01	(.01)
Net realized and unrealized gain (loss)
on investments	4.79	2.21
Total from investment operations	4.80	2.20
Distributions: Dividend from net realized gain on investments	(.04)	—

Net asset value, end of period	24.58	19.82

Total Return (%) [3]	24.20	12.49 [4]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17	1.15 [4]
Ratio of net expenses to average net assets	1.17	1.15 [4]
Ratio of net investment income (loss) to average net assets	.04	(.04) [4]
Portfolio turnover rate	128.55	87.73
Net assets, end of period ($ x 1,000)	600,414	90,122

[1]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[2]	Based on average shares outstanding at each month end.
[3]	Exclusive of sales charge.
[4]	Not annualized.

10

		Year Ended March 31,
Class B†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	19.02	20.32	15.17	18.41	16.46

Investment operations: Investment (loss) — net	(.16) [1]	(.13) [1]	(.10)	(.08)	(.06)

Net realized and unrealized
gain (loss) on investments	4.60	.58	5.25	(3.16)	2.01
Total from investment operations	4.44	.45	5.15	(3.24)	1.95
Distributions: Dividends from net realized
gain on investments	(.04)	(1.75)	—	—	—
Net asset value, end of period	23.42	19.02	20.32	15.17	18.41
Total Return (%) [2]	23.33	3.08	33.95	(17.60)	11.85

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97	2.00	2.17	2.46	2.96
Ratio of net expenses to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss) to average net assets	(.74)	(.74)	(.61)	(.65)	(.92)
Portfolio turnover rate	128.55	87.73	92.58	185.33	82.40

Net assets, end of period ($ x 1,000)	80,297	39,215	31,840	16,059	9,061

† Represents information for Class B shares of predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class C†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	19.06	20.35	15.19	18.42	16.46

Investment operations: Investment (loss) — net	(.15) [1]	(.14) [1]	(.09)	(.06)	(.06)

Net realized and unrealized
gain (loss) on investments	4.60	.60	5.25	(3.17)	2.02
Total from investment operations	4.45	.46	5.16	(3.23)	1.96
Distributions: Dividends from net realized
gain on investments	(.04)	(1.75)	—	—	—
Net asset value, end of period	23.47	19.06	20.35	15.19	18.42
Total Return (%) [2]	23.33	3.13	33.97	(17.54)	11.91

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94	1.98	2.17	2.46	2.96
Ratio of net expenses to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment (loss) to average net assets	(.72)	(.74)	(.61)	(.63)	(.92)

Portfolio turnover rate	128.55	87.73	92.58	185.33	82.40

Net assets, end of period ($ x 1,000)	155,483	51,470	34,134	13,236	6,546

† Represents information for Class C shares of predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

12

	Year Ended March 31,
Class R	2006	2005 [1]

Per-Share Data ($):
Net asset value, beginning of period	19.80	17.62
Investment operations: Investment income — net [2]	.09	.04
Net realized and unrealized gain (loss)
on investments	4.75	2.14
Total from investment operations	4.84	2.18
Distributions: Dividends from net realized gain on investments	(.04)	—

Net asset value, end of period	24.60	19.80
Total Return (%)	24.43	12.37 [3]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.86 [3]

Ratio of net expenses to average net assets	.90	.86 [3]

Ratio of net investment income to average net assets	.38	.20 [3]

Portfolio turnover rate	128.55	87.73
Net assets, end of period ($ x 1,000)	48,246	2,605

[1]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[2]	Based on average shares outstanding at each month end.
[3]	Not annualized.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class T†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	19.78	20.95	15.57	18.84	16.75

Investment operations: Investment (loss) — net	(.06) [1]	(.05) [1]	(.02)	(.02)	(.03)

Net realized and unrealized
gain (loss) on investments	4.80	.63	5.40	(3.25)	2.12
Total from investment operations	4.74	.58	5.38	(3.27)	2.09
Distributions: Dividends from net realized gain
on investments	(.04)	(1.75)	—	—	—
Net asset value, end of period	24.48	19.78	20.95	15.57	18.84
Total Return (%) [2]	23.95	3.66	34.55	(17.36)	12.48

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.40	1.45	1.67	1.96	2.46
Ratio of net expenses to average net assets	1.40	1.40	1.40	1.40	1.40
Ratio of net investment (loss) to average net assets	(.27)	(.25)	(.11)	(.15)	(.42)

Portfolio turnover rate	128.55	87.73	92.58	185.33	82.40

Net assets, end of period ($ x 1,000)	140,266	122,177	108,361	39,817	23,176

† Represents information for Class T shares of predecessor, Bear Stearns Alpha Growth Portfolio, through April 30, 2004.

1 Based on average shares outstanding at each month end.

2 Exclusive of sales charge.

14

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares.A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Dreyfus or by Founders Asset Management LLC (Founders), an indirect subsidiary of Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees, and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class T	Class R

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Your Investment 15

SHAREHOLDER GUIDE (continued)

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

•	plan to own the shares for an extended period of
time, since the ongoing Rule 12b-1 fees on Class
C shares may eventually exceed the cost of the
up-front sales charge
•	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

•	plan to own the shares for an extended period of
time, since the ongoing Rule 12b-1 fee on Class
T may eventually exceed the initial sales charge
differential
•	invest at least $1 million, regardless	of	your
	investment horizon, because there is	no	initial
sales charge at that level and Class A has no
ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

•	qualify for a reduced or waived sales charge
•	are unsure of your expected holding period

Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

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Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund’s SAI.

You can reduce your initial sales charge in the following ways:

•	Rights of accumulation. You can count toward the
amount of your investment your total account
value in all share classes of the fund and certain
other Dreyfus Premier Funds or Dreyfus
Founders Funds that are subject to a sales charge.
For example, if you have $1 million invested in
shares of certain other Dreyfus Premier Funds or
Dreyfus Founders Funds, you can invest in Class
A shares of any fund without an initial sales
charge. We may terminate or change this privi-
lege at any time on written notice.

•	Letter of intent. You can sign a letter of intent, in
which you agree to invest a certain amount (your
goal) in the fund and certain other Dreyfus
Premier Funds or Dreyfus Founders Funds over a
13-month period, and your initial sales charge
will be based on your goal. A 90-day back-dated
period can also be used to count previous pur-
chases toward your goal.Your goal must be at least
$50,000, and your initial investment must be at
least $5,000. The sales charge will be adjusted if
you do not meet your goal.

•	Combine with family members. You can also count
toward the amount of your investment all invest-
ments in certain other Dreyfus Premier Funds or
Dreyfus Founders Funds, in any class of shares, by
your spouse and your children under age 21
(family members), including their rights of
accumulation and goals under a letter of intent.
Certain other groups may also be permitted to
combine purchases for purposes of reducing or
eliminating sales charges. (See “How to Buy
Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	full-time or part-time employees, and their family
members, of Dreyfus or any of its affiliates
•	board members of Dreyfus and board members of
the Dreyfus Family of Funds
•	full-time employees, and their family members, of
financial institutions that have entered into selling
agreements with the fund’s distributor
•	“wrap” accounts for the benefit of clients of
financial institutions, provided they have entered
into an agreement with the fund’s distributor
specifying operating policies and standards
•	qualified separate accounts maintained by an
insurance company; any state, county or city or
instrumentality thereof; charitable organizations
investing $50,000 or more in fund shares; and
charitable remainder trusts
•	qualified investors who (i) purchase Class A shares
directly through the fund’s distributor, and (ii)
have, or whose spouse or minor children have,
beneficially owned shares and continuously
maintained an open account directly through the
distributor in a Dreyfus-managed fund, including
the fund, or a Founders-managed fund since on
or before February 28, 2006

Your Investment 17

SHAREHOLDER GUIDE (continued)
•	investors with the cash proceeds from the

investor’s exercise of employment-related stock
options, whether invested in the fund directly or
indirectly through an exchange from a Dreyfus-
managed money market fund, provided that the
proceeds are processed through an entity that has
entered into an agreement with the fund’s dis-
tributor specifically relating to processing stock
options. Upon establishing the account in the
fund or the Dreyfus-managed money market
fund, the investor and the investor’s spouse or
minor children become eligible to purchase Class
A shares of the fund at NAV, whether or not
using the proceeds of the employment-related
stock options
•	members of qualified affinity groups who pur-

chase Class A shares directly through the fund’s
distributor, provided that the qualified affinity
group has entered into an affinity agreement with
the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	employees participating in qualified or non-
qualified employee benefit plans
•	shareholders in Dreyfus-sponsored IRA rollover
accounts funded with the distribution proceeds
from qualified and non-qualified retirement plans
or a Dreyfus-sponsored 403(b)(7) plan, provided
that, in the case of a qualified or non-qualified
retirement plan, the rollover is processed through
an entity that has entered into an agreement with
the fund’s distributor specifically relating to
processing rollovers

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

•	a bank trust department or other financial ser-
vices provider acting on behalf of its customers
having a qualified trust or investment account or
relationship at such institution
•	a custodian, trustee, investment manager or other
entity authorized to act on behalf of a qualified or
non-qualified employee benefit plan that has
entered an agreement with the fund’s distributor
or a SEP-IRA

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Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased. (Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.) Class B shares are also subject to an annual Rule 12b-1 fee.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares
acquired by exchange are then redeemed within
the period during which a CDSC would apply to
the initial shares purchased
•	redemptions made within one year of death or
disability of the shareholder
•	redemptions due to receiving required minimum
distributions from retirement accounts upon

reaching age 70 1 / 2
•	redemptions of Class B or Class C shares made
through the fund’s Automatic Withdrawal Plan, if
such redemptions do not exceed 12% of the value
of the account annually
•	redemptions from qualified and non-qualified
employee benefit plans

Your Investment 19

SHAREHOLDER GUIDE (continued)

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investments in small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbi-trage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment —Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its existing shares outstanding. The fund’s shares are offered at NAV, but Class A and Class T shares are subject to a front-end sales charge, and Class B and Class C shares generally are subject to higher annual operating expenses and a CDSC.

20

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares,
the fund may delay sending the proceeds for up
to eight business days following the purchase of
those shares
•	the fund will not process wire, telephone, online
or Dreyfus TeleTransfer redemption requests for
up to eight business days following the purchase
of those shares

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address
has been changed within the last 30 days
• requests to send the proceeds to a different payee or
address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 21

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or
temporarily suspend the privilege during unusu-
al market conditions
•	change its minimum or maximum investment
amounts
•	delay sending out redemption proceeds for up to
seven days (generally applies only during unusu-
al market conditions or in cases of very large
redemptions or excessive trading)
•	“redeem in kind,” or make payments in securi-
ties rather than cash, if the amount redeemed is
large enough to affect fund operations (for
example, if it exceeds 1% of the fund’s assets)
•	refuse any purchase or exchange request, includ-
ing those from any individual or group who, in
Dreyfus’ view, is likely to engage in frequent
trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

22

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbi-trage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment 23

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

24

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Dreyfus Founders funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from the fund into another
Dreyfus fund or certain
Dreyfus Founders funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals from
Withdrawal Plan	most Dreyfus funds. There will be no
CDSC on Class B or Class C shares,
as long as the amount of any with-
drawal does not exceed on an annual
basis 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the
time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:
- your name(s) and signature(s)
- your account number
- the fund name
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
- ABA# 021000018
- DDA# 8900479078
- the fund name
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Check Call us or your financial representative to request your transaction. A check will be sent to the address of record.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or to receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but it may take up to eight business days to clear. Electronic checks are usually available without a fee at all Automated Clearing House (ACH) banks.

26

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)		
———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically		
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.	**All services** Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 27

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete an IRA application, making sure	Fill out an investment slip, and write your	Write a letter of instruction that includes:
to specify the fund name and to indicate	account number on your check. Indicate	• your name and signature
the year the contribution is for.	the year the contribution is for.	• your account number
Mail your application and a check to:	Mail the slip and the check to:	• the fund name
The Dreyfus Trust Company, Custodian	The Dreyfus Trust Company, Custodian	• the share class
P.O. Box 55552, Boston, MA 02205-8568	P.O. Box 55552, Boston, MA 02205-8568	• the dollar amount you want to sell
Attn: Institutional Processing	Attn: Institutional Processing	• how and where to send the proceeds
• whether the distribution is qualified or premature
• whether the 10% TEFRA should be withheld
Obtain a signature guarantee or other
documentation, if required (see “Shareholder
Guide — Selling Shares”).
Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

By Telephone

Wire Have your bank send your
investment to The Bank of New York,
with these instructions:
• ABA# 021000018
• DDA# 8900479078
• the fund name
• the share class
• your account number
• name of investor
• the contribution year
• dealer number if applicable
Electronic check Same as wire, but insert
“666” before your 14-digit account number.

Automatically

	All services Call us or your financial	Systematic Withdrawal Plan Call us to
	representative to request a form to add any	request instructions to establish the plan.
automatic investing service (see “Services
for Fund Investors”). Complete and return
the form along with any other required
materials. All contributions will count as
current year.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-

4611.

Make checks payable to: The Dreyfus	Trust Company, Custodian.

28

NOTES

For More Information

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Premier Alpha Growth Fund

A series of Dreyfus Premier Manager Funds I SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2006 Dreyfus Service Corporation

Dreyfus Premier Intrinsic Value Fund

Seeks capital appreciation
by investing in value companies

PROSPECTUS August 1, 2006

Dreyfus
A Mellon Financial Company℠

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	2
Past Performance	4
Expenses	5
Management	6
Financial Highlights	8

Your Investment

Shareholder Guide	13
Distributions and Taxes	22
Services for Fund Investors	23
Instructions for Regular Accounts	24
Instructions for IRAs	26

For More Information

See back cover.

The Fund

Dreyfus Premier Intrinsic Value Fund

Ticker Symbols	Class A: DPVAX
Class B: BLCBX
Class C: BLCCX
Class R: BSLYX
Class T: BLCAX

GOAL/APPROACH

The fund seeks capital appreciation.To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of companies with market capitalizations, at the time of purchase, of more than $10 billion that the portfolio managers identify as value securities.Within this 65% category, the fund may invest up to 10% of its total assets in equity securities of foreign issuers in the form of U.S. dollar-denominated American Depositary Receipts (ADRs) that are listed on U.S. exchanges.

The fund normally invests at least 85% of its total assets in equity securities, which may include common stocks, preferred stocks, convertible securities and ADRs.The convertible securities and preferred stocks in which the fund may invest must be rated investment grade by a nationally recognized statistical rating organization at the time of purchase.

The portfolio managers use a “value approach” to investing. The portfolio managers look for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower-than-average price-to-cash-flow ratios and dividend pay-ments.The portfolio managers may consider factors such as a company’s earnings growth, dividend pay-out ratios, return on equity, stock price volatility relative to the market, new management and upcoming corporate restructuring, the general business cycle, the company’s position within a specific industry and the company’s responsiveness to changing conditions.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund may also engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Large companies: established companies that tend to have long histories of operation, well-established business relationships, substantial resources and the ability to weather change and economic downturn. The weighted average market capitalization of issuers in whose securities the fund invests will vary depending on market conditions.

Value companies: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings, price-to-cash-flow or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The market value of a security may
decline due to general market conditions that are
not specifically related to a particular company,
	such as real or perceived adverse				economic
	conditions, changes in		the general outlook for
corporate earnings, changes in interest or curren-
cy rates or adverse investor sentiment generally. A
security’s market value may also decline because
	of factors that affect		a particular industry or
industries, such as labor shortages or increased
	production	costs and	competitive		conditions
within an industry.
•	Issuer risk. The value of a security may decline for
a number of reasons which directly relate to the
issuer, such as management performance, financial
	leverage and reduced		demand	for	the	issuer’s
products or services.
•	Value stock risk. Value stocks involve the risk that
they may never reach what the portfolio man-
	agers believe is their		full market value, either
because the market fails to recognize the stock’s
intrinsic worth or the portfolio managers mis-
	gauged that	worth. They also		may	decline in
	price, even	though in	theory	they	are	already
	undervalued. Because		different	types of		stocks
tend to shift in and out of favor depending on
market and economic conditions, the fund’s per-
formance may sometimes be lower or higher than
that of other types of funds (such as those empha-
sizing growth stocks).
•	Market sector risk. The fund may significantly over-
weight or underweight certain companies, indus-
	tries or market sectors, which			may	cause the
fund’s performance to be more or less sensitive to
developments affecting those companies, indus-
tries or sectors.

•	Foreign	investment	risk. To the extent the fund
	invests	in foreign	securities, the fund’s perfor-
mance will be influenced by political, social and
economic factors affecting investments in foreign
companies. Special risks associated with invest-
ments in foreign companies include exposure to
currency fluctuations, less liquidity, less developed
or less efficient trading markets, lack of compre-
hensive company information, political instability
and differing auditing and legal standards.
•	Foreign currency risk. Investments in foreign cur-
rencies are subject to the risk that those curren-
cies will decline in value relative to the U.S. dol-
lar, or, in the case of hedged positions, that the
U.S. dollar will decline relative to the currency
being hedged.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the loaned securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

2

•	Leveraging risk. The use of leverage, such as
borrowing money to purchase securities, lending
portfolio securities and engaging in forward
commitment transactions, may magnify the fund’s
gains or losses.
•	Derivatives risk. The fund may use derivative
instruments, such as options, futures and options
on futures (including those relating to securities,
indexes, foreign currencies and interest rates). A
small investment in derivatives could have a
potentially large impact on the fund’s perfor-
mance. The use of derivatives involves risks dif-
ferent from, or possibly greater than, the risks
associated with investing directly in the underly-
ing assets. Derivatives can be highly volatile,
illiquid and difficult to value, and there is the risk
that changes in the value of a derivative held by
the fund will not correlate with the underlying
instruments or the fund’s other investments.
Derivative instruments also involve the risk that a
loss may be sustained as a result of the failure of
the counterparty to the derivative instruments to
make required payments or otherwise comply
with the derivative instruments’ terms.
•	Short sale risk. The fund may make short sales,
which involves selling a security it does not own
in anticipation that the security’s price will
decline. Short sales expose the fund to the risk
that it will be required to buy the security sold
short (also known as “covering” the short posi-
tion) at a time when the security has appreciated
in value, thus resulting in a loss to the fund.

What the fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The fund commenced operations after all of the assets of another investment company advised by the fund’s sub-investment adviser, Intrinsic Value Portfolio (the predecessor fund), a series of The Bear Stearns Funds, were transferred to the fund in a tax-free reorganization on May 1, 2004.The bar chart shows the changes in the performance of the fund’s Class A shares from year to year (based on changes in the performance of the predecessor fund’s Class A shares for periods prior to May 1, 2004). Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures in the table for the fund’s Class A and Class T shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class A shares.The performance figures in the table for the fund’s Class B, Class C and Class R shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class B, Class C and Class Y shares, respectively. The performance figures are compared to the average annual total returns of the S&P 500 Index, a broad measure of stock market performance. These returns have been adjusted to reflect the fund’s applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares (based on the predecessor fund’s Class A performance for periods prior to May 1, 2004, adjusted to reflect the sales load applicable to the fund’s Class A shares). After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		as of 12/31/05
Average annual total returns			**

Share class/				Since
inception date	1 Year	5 Years	10 Years	inception

Class A (4/4/95)
returns before taxes	-3.76%	2.88%	9.25%	—
Class A
returns after taxes
on distributions	-5.02%	2.32%	7.67%	—
Class A
returns after taxes
on distributions and
sale of fund shares	-1.05%	2.36%	7.37%	—
Class B (1/28/98)
returns before taxes	-2.42%	3.12%	—	6.78%***

Class C (4/4/95)
returns before taxes	0.45%	3.49%	9.29%	—
Class R (9/11/95)
returns before taxes	2.46%	4.65%	10.45%	—
Class T (4/4/95)
returns before taxes	-2.65%	3.07%	9.34%	—
S&P 500 Index
reflects no deduction for
fees, expenses or taxes	4.91%	0.54%	9.07%	4.69%

**	The performance of Class A and Class T shares represent the performance of the
	predecessor fund’s Class A shares for the periods prior to May 1, 2004.The
	performance of Class B, Class C and Class R shares represent the performance of
	the predecessor fund’s Class B, Class C and Class Y shares, respectively, for the
	periods prior to May 1, 2004.
***	Assumes conversion of Class B shares to Class A shares at the end of the sixth year
	following the date of purchase.

4

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B*	Class C	Class R	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none**	4.00	1.00	none	none**

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.75	.75	.75	.75	.75
Rule 12b-1 fees	none	.75	.75	none	.25
Shareholder services fee	.25	.25	.25	none	.25
Other expenses	.07	.21	.17	.13	.17

Total	1.07	1.96	1.92	.88	1.42

* Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

** Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$678	$896	$1,131	$1,806

Class B
with redemption	$599	$915	$1,257	$1,842***

without redemption	$199	$615	$1,057	$1,842***

Class C
with redemption	$295	$603	$1,037	$2,243

without redemption	$195	$603	$1,037	$2,243

Class R	$90	$281	$488	$1,084

Class T	$588	$879	$1,191	$2,075

*** Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class B, C and T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 5

MANAGEMENT

Investment advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended March 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.1 trillion in assets under management, administration or custody, including $870 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Bear Stearns Asset Management Inc. (BSAM), located at 383 Madison Avenue, New York, New York 10179, to serve as the fund’s sub-investment adviser. BSAM served as the predecessor fund’s investment adviser. BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., was established in 1984.The Bear Stearns Companies Inc. is a holding company that, through its subsidiaries (including its principal subsidiary, Bear, Stearns & Co. Inc.), is a leading United States investment banking, securities trading and brokerage firm serving U.S. and foreign corporations, governments and institutional and individual investors. BSAM is a registered investment adviser and provides investment advisory and administrative services to open-end investment funds and other managed accounts with aggregate assets at June 30, 2006 of approximately $37.9 billion. BSAM, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments.

James G. McCluskey, CFA, and Jeffrey Simon have been the fund’s co-primary portfolio managers since the fund’s inception. Mr. McCluskey serves as senior managing director and co-chief investment officer — equities/senior portfolio manager at BSAM, which he joined in 1997. Mr. Simon serves as senior managing director and co-chief investment officer — equities/senior portfolio manager at BSAM, which he joined in 1999. The Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of fund shares.

6

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus, BSAM and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and BSAM code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the respective code’s preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees of Dreyfus or BSAM does not disadvantage any fund managed by Dreyfus or BSAM, as the case may be.

The Fund 7

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Please note that the financial highlights information for the fund’s Class B, C, R and T shares represents the financial highlights of the predecessor fund, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the predecessor fund were transferred to the fund in exchange for Class B, C, R and T shares of the fund in a tax-free reorganization.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended March 31,
Class A	2006	2005 [1]

Per-Share Data ($):
Net asset value, beginning of period	21.81	20.80
Investment operations: Investment income — net [2]	.23	.19
Net realized and unrealized
gain (loss) on investments	1.57	1.51
Total from investment operations	1.80	1.70
Distributions: Dividends from investment
income — net	(.20)	(.19)

Dividends from net realized
gain on investments	(1.61)	(.50)

Total distributions	(1.81)	(.69)

Net asset value, end of period	21.80	21.81

Total Return (%) [3]	8.36	8.12 [4]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets	1.07	1.32 [4]

Ratio of net expenses to average net assets	1.07	1.32 [4]

Ratio of net investment income to average net assets	1.05	.77 [4]

Portfolio turnover rate	47.57	69.29

Net assets, end of period ($ x 1,000)	12,855	8,622

[1]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[2]	Based on average shares outstanding at each month end.
[3]	Exclusive of sales charge.
[4]	Not annualized.

8

		Year Ended March 31,
Class B†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	21.31	20.67	14.50	19.65	19.35

Investment operations: Investment income (loss) — net	.03 [1]	.06 [1]	.00 [2]	.05	(.02)

Net realized and unrealized
gain (loss) on investments	1.54	1.20	6.20	(5.16)	.81
Total from investment operations	1.57	1.26	6.20	(5.11)	.79
Distributions: Dividends from investment
income — net	—	(.11)	(.03)	(.04)	—
Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total distributions	(1.61)	(.62)	(.03)	(.04)	(.49)
Net asset value, end of period	21.27	21.31	20.67	14.50	19.65
Total Return (%) [3]	7.45	6.07	42.79	(26.02)	4.17

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.96	2.01	2.32	2.43	2.75
Ratio of net expenses to average net assets	1.96	2.00	2.00	2.00	2.00
Ratio of net investment income (loss) to average net assets	.13	.29	.09	.45	(.07)

Portfolio turnover rate	47.57	69.29	53.78	52.98	20.60

Net assets, end of period ($ x 1,000)	28,265	32,993	19,990	10,489	9,733

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.
[1] Based on average shares outstanding at each month end.
[2] Amount represents less than $.01 per share.
[3] Exclusive of sales charge.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class C†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	21.42	20.79	14.58	19.74	19.43

Investment operations: Investment income (loss) — net	.04 [1]	.06 [1]	.01	.06	(.01)

Net realized and unrealized
gain (loss) on investments	1.55	1.18	6.24	(5.18)	.81
Total from investment operations	1.59	1.24	6.25	(5.12)	.80
Distributions: Dividends from investment

income — net	.00 [2]	(.10)	(.04)	(.04)	—

Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total distributions	(1.61)	(.61)	(.04)	(.04)	(.49)
Net asset value, end of period	21.40	21.42	20.79	14.58	19.74
Total Return (%) [3]	7.52	5.97	42.86	(25.95)	4.20

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92	2.00	2.32	2.43	2.75
Ratio of net expenses to average net assets	1.92	1.98	2.00	2.00	2.00
Ratio of net investment income to average net assets	.17	.30	.09	.44	.02
Portfolio turnover rate	47.57	69.29	53.78	52.98	20.60

Net assets, end of period ($ x 1,000)	25,840	27,263	21,324	11,123	13,528

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.
[1] Based on average shares outstanding at each month end.
[2] Amount represents less than $0.01 per share.
[3] Exclusive of sales charge.

10

		Year Ended March 31,
Class R†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	22.12	21.43	14.97	20.17	19.67

Investment operations: Investment income — net	.27 [1]	.31 [1]	.16	.22	.11

Net realized and unrealized
gain (loss) on investments	1.61	1.21	6.47	(5.23)	.91
Total from investment operations	1.88	1.52	6.63	(5.01)	1.02
Distributions: Dividends from investment
income — net	(.24)	(.32)	(.17)	(.19)	(.03)

Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total distributions	(1.85)	(.83)	(.17)	(.19)	(.52)
Net asset value, end of period	22.15	22.12	21.43	14.97	20.17
Total Return (%)	8.61	7.09	44.41	(24.92)	5.28

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.94	1.32	1.43	1.75

Ratio of net expenses to average net assets	.88	.93	1.00	1.00	1.00

Ratio of net investment income to average net assets	1.20	1.37	1.09	1.44	.92
Portfolio turnover rate	47.57	69.29	53.78	52.98	20.60

Net assets, end of period ($ x 1,000)	96,615	113,478	27,109	20,931	22,341

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.

1 Based on average shares outstanding at each month end.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class T†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	21.82	21.14	14.81	20.04	19.63

Investment operations: Investment income — net	.15 [1]	.17 [1]	.09	.14	.04

Net realized and unrealized
gain (loss) on investments	1.58	1.22	6.35	(5.26)	.87
Total from investment operations	1.73	1.39	6.44	(5.12)	.91
Distributions: Dividends from investment
income — net	(.11)	(.20)	(.11)	(.11)	(.01)

Dividends from net realized
gain on investments	(1.61)	(.51)	—	—	(.49)
Total distributions	(1.72)	(.71)	(.11)	(.11)	(.50)
Net asset value, end of period	21.83	21.82	21.14	14.81	20.04
Total Return (%) [2]	8.02	6.55	43.53	(25.60)	4.72

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.42	1.50	1.82	1.93	2.25
Ratio of net expenses to average net assets	1.42	1.48	1.50	1.50	1.50
Ratio of net investment income to average net assets	.67	.79	.59	.93	.38
Portfolio turnover rate	47.57	69.29	53.78	52.98	20.60

Net assets, end of period ($ x 1,000)	34,320	40,709	41,250	17,734	20,953

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns Intrinsic Value Portfolio, through April 30, 2004.
[1] Based on average shares outstanding at each month end.
[2] Exclusive of sales charge.

12

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares.A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Dreyfus or by Founders Asset Management LLC (Founders), an indirect subsidiary of Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class T	Class R

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

Your Investment 13

SHAREHOLDER GUIDE (continued)

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

•	plan to own the shares for an extended period of
time, since the ongoing Rule 12b-1 fees on Class
C shares may eventually exceed the cost of the
up-front sales charge
•	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential

•	invest at least $1 million, regardless	of	your
	investment horizon, because there is	no	initial
sales charge at that level and Class A has no
ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

•	qualify for a reduced or waived sales charge
•	are unsure of your expected holding period

Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

14

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the
following ways:
•	Rights of accumulation. You can count toward the
amount of your investment your total account
value in all share classes of the fund and certain
other Dreyfus Premier Funds or Dreyfus
Founders Funds that are subject to a sales charge.
For example, if you have $1 million invested in
shares of certain other Dreyfus Premier Funds or
Dreyfus Founders Funds, you can invest in Class
A shares of any fund without an initial sales
charge. We may terminate or change this privi-
lege at any time on written notice.
•	Letter of intent. You can sign a letter of intent, in
which you agree to invest a certain amount (your
goal) in the fund and certain other Dreyfus
Premier Funds or Dreyfus Founders Funds over a
13-month period, and your initial sales charge
will be based on your goal. A 90-day back-dated
period can also be used to count previous
purchases toward your goal.Your goal must be at
least $50,000, and your initial investment must be
at least $5,000.The sales charge will be adjusted if
you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Premier Funds or Dreyfus Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	full-time or part-time employees, and their family
members, of Dreyfus or any of its affiliates
•	board members of Dreyfus and board members of
the Dreyfus Family of Funds
•	full-time employees, and their family members, of
financial institutions that have entered into selling
agreements with the fund’s distributor
•	“wrap” accounts for the benefit of clients of
financial institutions, provided they have entered
into an agreement with the fund’s distributor
specifying operating policies and standards
•	qualified separate accounts maintained by an
insurance company; any state, county or city or
instrumentality thereof; charitable organizations
investing $50,000 or more in fund shares; and
charitable remainder trusts
•	qualified investors who (i) purchase Class A shares
directly through the fund’s distributor, and (ii)
have, or whose spouse or minor children have,
beneficially owned shares and continuously
maintained an open account directly through the
distributor in a Dreyfus-managed fund, including
the fund, or a Founders-managed fund since on
or before February 28, 2006

Your Investment 15

SHAREHOLDER GUIDE (continued)
•	investors	with the cash proceeds from			the

	investor’s	exercise of employment-related stock
options, whether invested in the fund directly or
indirectly through an exchange from a Dreyfus-
managed money market fund, provided that the
proceeds are processed through an entity that has
entered into an agreement with the fund’s
distributor specifically relating to processing stock
options. Upon establishing the account in the
	fund or	the Dreyfus-managed money market
	fund, the	investor and the investor’s spouse or
minor children become eligible to purchase Class
	A shares	of the fund at	NAV, whether or		not
	using the	proceeds of the employment-related
stock options
•	members	of qualified	affinity	groups	who

	purchase	Class A shares	directly	through	the
	fund’s distributor, provided that			the qualified
affinity group has entered into an affinity
agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	employees participating in qualified	or	non-
qualified employee benefit plans

• shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

• a bank trust department or other financial services provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution

•	a custodian, trustee, investment manager or other
entity authorized to act on behalf of a qualified or
non-qualified employee benefit plan that has
entered an agreement with the fund’s distributor
or a SEP-IRA

16

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased. (Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.) Class B shares also are subject to an annual Rule 12b-1 fee.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares
acquired by exchange are then redeemed within
the period during which a CDSC would apply to
the initial shares purchased
•	redemptions made within one year of death or
disability of the shareholder
•	redemptions due to receiving required minimum
distributions from retirement accounts upon
reaching age 70 1/2
•	redemptions of Class B or Class C shares made
through the fund’s Automatic Withdrawal Plan, if
such redemptions do not exceed 12% of the value
of the account annually
•	redemptions from qualified and non-qualified
employee benefit plans

Your Investment 17

SHAREHOLDER GUIDE (continued)

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its existing shares outstanding. The fund’s shares are offered to the public at NAV, but Class A and Class T shares are subject to a front-end sales charge, and Class B and Class C shares generally are subject to higher annual operating expenses and a CDSC.

18

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares,
the fund may delay sending the proceeds for up
to eight business days following the purchase of
those shares
•	the fund will not process wire, telephone, online
or Dreyfus TeleTransfer redemption requests for
up to eight business days following the purchase
of those shares

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address
has been changed within the last 30 days
• requests to send the proceeds to a different payee or
address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment 19

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or
temporarily suspend the privilege during unusu-
al market conditions
•	change its minimum or maximum investment
amounts
•	delay sending out redemption proceeds for up to
seven days (generally applies only during unusu-
al market conditions or in cases of very large
redemptions or excessive trading)
•	“redeem in kind,” or make payments in securi-
ties rather than cash, if the amount redeemed is
large enough to affect fund operations (for
example, if it exceeds 1% of the fund’s assets)
•	refuse any purchase or exchange request,
including those from any individual or group
who, in Dreyfus’ view, is likely to engage in
frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

20

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbi-trage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment 21

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

22

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Dreyfus Founders funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from the fund into another Dreyfus
fund or certain Dreyfus Founders
funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals from
Withdrawal Plan	most Dreyfus funds. There will be
no CDSC on Class B or Class C
shares, as long as the amount of
any withdrawal does not exceed on
an annual basis 12% of the greater
of the account value at the time of
the first withdrawal under the plan,
or at the time of the subsequent
withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 23

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
In Writing	Complete the application. Mail your application and a check to: Name of Fund P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing	Fill out an investment slip, and write your account number on your check. Mail the slip and the check to: Name of Fund P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing	Write a letter of instruction that includes: • your name(s) and signature(s) • your account number • the fund name • the share class • the dollar amount you want to sell • how and where to send the proceeds Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares"). Mail your request to: The Dreyfus Family of Funds P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing
By Telephone	**Wire** Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions: • ABA# 021000018 • DDA# 8900479051 • the fund name • the share class • your account number • name(s) of investor(s) • dealer number if applicable Return your application with the account number on the application.	**Wire** Have your bank send your investment to The Bank of New York, with these instructions: • ABA# 021000018 • DDA# 8900479051 • the fund name • the share class • your account number • name(s) of investor(s) • dealer number if applicable **Electronic check** Same as wire, but insert "666" before your 14-digit account number. **Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Call us to request your transaction.	**Wire** Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**

Make checks payable to: **The Dreyfus Family of Funds.**

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

24

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)		
———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically		
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.	**All services** Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

Your Investment 25

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Premier Intrinsic Value Fund
A series of Dreyfus Premier Manager Funds I

SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2006 Dreyfus Service Corporation

Dreyfus Premier S&P STARS Fund

PROSPECTUS August 1, 2006

Dreyfus
A Mellon Financial Company[SM]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	3
Past Performance	5
Expenses	6
Management	7
Financial Highlights	9

Your Investment

Shareholder Guide	14
Distributions and Taxes	23
Services for Fund Investors	24
Instructions for Regular Accounts	25
Instructions for IRAs	27

For More Information

See back cover.

The Fund

Dreyfus Premier S&P STARS Fund

Ticker Symbols	Class A: DPPAX
Class B: BSPBX
Class C: BSPCX
Class R: BSSPX
Class T: BSPAX

GOAL/APPROACH

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. To pursue this goal, the fund uses the Standard & Poor’s (S&P) Stock Appreciation Ranking System (or STARS) to identify common stocks in the highest categories (five-STARS and four-STARS) for purchase and in the lowest categories (one-STARS and two-STARS) for short-selling. This investment approach is designed to provide opportunities to achieve performance that exceeds the S&P 500 Index’s total return.

The fund generally will invest at least 85% of its total assets in U.S. common stocks and U.S. dollar-denominated American Depositary Receipts (ADRs) that are listed on U.S. exchanges that, at the time of initial purchase, were ranked five- or four-STARS, or at the time of short sale, were ranked one- or two-STARS.

S&P’s research staff analyzes and ranks the stocks of approximately 1,300 issuers and evaluates their short- to intermediate-term (up to 12 months) appreciation potential, as shown below:

5-STARS (Buy): Total return is expected to outperform the total return of the S&P 500 Index by a wide margin, with shares rising in price on an absolute basis.

4-STARS (Accumulate): Total return is expected to outperform the total return of the S&P 500 Index, with shares rising in price on an absolute basis.

3-STARS (Hold): Total return is expected to closely approximate that of the total return of the S&P 500 Index, with shares generally rising in price on an absolute basis.

2-STARS (Avoid): Total return is expected to underperform the total return of the S&P 500 Index, and share price is not anticipated to show a gain.

1-STARS (Sell):Total return is expected to under-perform the total return of the S&P 500 Index by a wide margin, with shares falling in price on an absolute basis.

The fund may invest up to 15% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking at the time of purchase. This strategy will allow the fund’s sub-adviser to consider a much larger universe of stocks (including stocks that S&P does not follow).

In selecting investments for the fund, the sub-adviser analyzes the stocks ranked by S&P analysts according to the STARS and selects those it believes have the best potential for capital appreciation. The sub-adviser focuses on companies that show the potential to achieve above average growth at a reasonable price. The sub-adviser considers various factors, including the economic outlook and its impact on sector weightings, a company’s prospects for near-term and long-term earnings and cash flow growth, its financial leverage, as well as a variety of valuation metrics, including price to prospective 12-month earnings (P/E), P/E to prospective earnings and cash flow growth, projected investment returns based on prospective discounted cash flow, and relative value analyses, both versus peers and the overall market.The sub-adviser may select securities of companies with small, middle and large market capitalizations.

If S&P downgrades a security held by the fund to four-STARS from five-STARS, the fund may purchase additional shares of that security without limitation. In addition, if S&P upgrades a security held by the fund to two-STARS from one-STARS, the fund may sell short additional shares of that security without limitation. If, however, S&P downgrades a security held by the fund from five- or four-STARS to three-STARS or lower, that security is subject to the 15% limitation on acquiring securities without regard to STARS ranking. Similarly, if S&P upgrades a security sold short by the fund from one- or two-STARS to three-STARS or higher, that security also is subject to the 15% limitation on investments made without regard to STARS ranking.

The Fund 1

GOAL/APPROACH (continued)

The fund may “sell short” securities that at their time of initial sale were ranked one- or two-STARS. In a short sale, the fund sells a security it has borrowed, with the expectation that the security will decline in value. If the sub-adviser correctly predicts the decline in value, the fund will repurchase the security at a lower price and realize a gain. Although the fund’s gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered “leverage” and may involve substantial risk.The fund also may engage in short-selling of other securities, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

Concepts to understand

S&P 500 Index: a broad-based, unmanaged total return performance index of domestically traded common stocks. It is a market-value-weighted index (shares outstanding multiplied by stock price) of 500 stocks that makes each company’s influence on the index’s performance directly proportional to that company’s value.

“Standard & Poor’s®”, “S&P®” and “STARS®” are trademarks of Standard & Poor’s and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by S&P.

2

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The market value of a security may
decline due to general market conditions that are
not specifically related to a particular company,
such as real or perceived adverse economic
conditions, changes in the general outlook for
corporate earnings, changes in interest or curren-
cy rates or adverse investor sentiment generally. A
security’s market value may also decline because
of factors that affect a particular industry or
industries, such as labor shortages or increased
production costs and competitive conditions
within an industry.
•	Issuer risk. The value of a security may decline for
a number of reasons which directly relate to the
issuer, such as management performance, financial
leverage and reduced demand for the issuer’s
products or services.
•	Smaller company risk. Some securities ranked five-
or four-STARS may be small- or mid-capitaliza-
tion stocks. Small and midsize companies carry
additional risks because their earnings and rev-
enues tend to be less predictable (and some com-
panies may be experiencing significant losses),
and their share prices more volatile than those of
larger, more established companies.The shares of
smaller companies tend to trade less frequently
than those of larger, more established companies,
which can adversely affect the pricing of these
securities and the fund’s ability to sell these secu-
rities. The fund may elect not to acquire such
securities if the fund’s sub-adviser determines that
the fund cannot buy or sell them in sufficient
quantities at attractive prices. Consequently, the
fund may be unable to invest in the entire uni-
verse of five- or four-STARS securities.
•	Market sector risk. The fund may significantly
overweight or underweight certain companies,
industries or market sectors, which may cause the
fund’s performance to be more or less sensitive to
developments affecting those companies, indus-
tries or sectors.

•	STARS rankings risk. S&P STARS rankings rep-
resent the subjective determination of S&P’s ana-
lysts, and may not accurately assess the investment
prospects of a particular security. Past perfor-
mance of securities included in the S&P STARS
system does not necessarily predict the future
performance of the fund.
•	Foreign investment risk. To the extent the fund
invests in foreign securities, the fund’s perfor-
mance will be influenced by political, social and
economic factors affecting investments in foreign
companies. Special risks associated with invest-
ments in foreign companies include exposure to
currency fluctuations, less liquidity, less developed
or less efficient trading markets, lack of compre-
hensive company information, political instability
and differing auditing and legal standards.
•	Foreign currency risk. Investments in foreign cur-
rencies are subject to the risk that those curren-
cies will decline in value relative to the U.S. dol-
lar, or, in the case of hedged positions, that the
U.S. dollar will decline relative to the currency
being hedged.
•	Short sale risk. The fund may make short sales,
which involves selling a security it does not own
in anticipation that the security’s price will
decline. Short sales may involve substantial risk
and “leverage.” Short sales expose the fund to the
risk that it will be required to buy the security
sold short (also known as “covering” the short
position) at a time when the security has appre-
ciated in value, thus resulting in a loss to the fund.
•	Leveraging risk. The use of leverage, such as bor-
rowing money to purchase securities, lending
portfolio securities and engaging in forward
commitment transactions, may magnify the fund’s
gains or losses.

The Fund 3

MAIN RISKS (continued)
•	Derivatives risk. The fund may use derivative
instruments, such as options, futures and options
on futures (including those relating to securities,
indexes and foreign currencies). A small invest-
ment in derivatives could have a potentially large
impact on the fund’s performance. The use of
derivatives involves risks different from, or possi-
bly greater than, the risks associated with invest-
ing directly in the underlying assets. Derivatives
can be highly volatile, illiquid and difficult to
value, and there is the risk that changes in the
value of a derivative held by the fund will not
correlate with the underlying instruments or the
fund’s other investments. Derivative instruments
also involve the risk that a loss may be sustained
as a result of the failure of the counterparty to the
derivative instruments to make required pay-
ments or otherwise comply with the derivative
instruments’ terms.
•	Non-diversification risk. The fund is non-diversi-
fied, which means that a relatively high percent-
age of the fund’s assets may be invested in a lim-
ited number of issuers.Therefore, the fund’s per-
formance may be more vulnerable to changes in
the market value of a single issuer and more sus-
ceptible to risks associated with a single econom-
ic, political or regulatory occurrence than a diver-
sified fund.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The fund commenced operations after all of the assets of another investment company advised by the fund’s sub-investment adviser, S&P STARS Portfolio (the predecessor fund), a series of The Bear Stearns Funds, were transferred to the fund in a tax-free reorganization on May 1, 2004.The bar chart shows the changes in the performance of the fund’s Class A shares from year to year (based on changes in the performance of the predecessor fund’s Class A shares for periods prior to May 1, 2004). Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The performance figures in the table for the fund’s Class A and Class T shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class A shares.The performance figures in the table for the fund’s Class B, Class C and Class R shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class B, Class C and Class Y shares, respectively. The performance figures are compared to the average annual total returns of the S&P 500 Index, a broad measure of stock market performance. These returns have been adjusted to reflect the fund’s applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares (based on the predecessor fund’s Class A performance, for periods prior to May 1, 2004, adjusted to reflect the sales load applicable to the fund’s Class A shares). After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

		as of 12/31/05
Average annual total returns			**

Share class/				Since
inception date	1 Year	5 Years	10 Years	inception

Class A (4/5/95)
returns before taxes	4.05%	-3.26%	9.71%	—
Class A
returns after taxes
on distributions	4.05%	-3.26%	8.67%	—
Class A
returns after taxes
on distributions and
sale of fund shares	2.63%	-2.75%	7.92%	—
Class B (1/5/98)
returns before taxes	5.63%	-3.04%	—	6.86%***

Class C (4/5/95)
returns before taxes	8.64%	-2.65%	9.78%	—
Class R (8/7/95)
returns before taxes	10.85%	-1.60%	10.92%	—
Class T (4/5/95)
returns before taxes	5.21%	-3.07%	9.82%	—
S&P 500 Index
reflects no deduction for
fees, expenses or taxes	4.91%	0.54%	9.07%	4.79%

**	The performance of Class A and Class T shares represent the performance of the predecessor fund’s Class A shares for the periods prior to May 1,2004.The perfor-
mance of Class B,Class C and Class R shares represent the performance of the predecessor fund’s Class B,Class C and ClassY shares,respectively,for the periods prior to May 1,2004.
***	Assumes conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

The Fund 5

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B*	Class C	Class R	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none**	4.00	1.00	none	none**

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.70	.70	.70	.70	.70
Rule 12b-1 fees	none	.75	.75	none	.25
Shareholder services fee	.25	.25	.25	none	.25
Other expenses	.26	.40	.38	.22	.36

Total	1.21	2.10	2.08	.92	1.56

* Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

** Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$691	$937	$1,202	$1,957

Class B
with redemption	$613	$958	$1,329	$1,994***

without redemption	$213	$658	$1,129	$1,994***

Class C
with redemption	$311	$652	$1,119	$2,410

without redemption	$211	$652	$1,119	$2,410

Class R	$94	$293	$509	$1,131

Class T	$602	$920	$1,262	$2,223

*** Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations. During the past fiscal year, Dreyfus assumed certain expenses of the fund pursuant to an undertaking, reducing the total expenses from 2.10% to 2.00% for Class B, from 2.08% to 2.00% for Class C, from .92% to .91% for Class R and from 1.56% to 1.50% for Class T shares. This undertaking was contractual, but is no longer in effect.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses also include a license fee charged by S&P for the use of certain of S&P’s proprietary tradenames and trademarks. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

6

MANAGEMENT

Investment advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year the fund paid Dreyfus a management fee at the annual rate of 0.70% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended March 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.1 trillion in assets under management, administration or custody, including $870 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged Bear Stearns Asset Management Inc. (BSAM), located at 383 Madison Avenue, New York, New York 10179, to serve as the fund’s sub-investment adviser. BSAM served as the predecessor fund’s investment adviser. BSAM, a wholly owned subsidiary of The Bear Stearns Companies Inc., was established in 1984.The Bear Stearns Companies Inc. is a holding company that, through its subsidiaries (including its principal subsidiary, Bear, Stearns & Co. Inc.), is a leading United States investment banking, securities trading and brokerage firm serving U.S. and foreign corporations, governments and institutional and individual investors. BSAM is a registered investment adviser and provides investment advisory and administrative services to open-end investment funds and other managed accounts with aggregate assets at June 30, 2006 of approximately $37.9 billion. BSAM, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments.

Robert S. Natale, CFA, has been the fund’s prima-ry portfolio manager since the fund’s inception. Mr. Natale serves as a senior managing director at BSAM. Before joining BSAM in 1998, he served as vice president and director of equity research at S&P. The Statement of Additional Information (SAI) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus, BSAM and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and BSAM code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the respective code’s preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by employees of Dreyfus or BSAM does not disadvantage any fund managed by Dreyfus or BSAM, as the case may be.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Please note that the financial highlights information for the fund’s Class B, C, R and T shares represents the financial highlights of the predecessor fund, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the predecessor fund were transferred to the fund in exchange for Class B, C, R and T shares of the fund in a tax-free reorganization.“Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended March 31,
Class A	2006	2005 [1]

Per-Share Data ($):
Net asset value, beginning of period	25.60	22.28
Investment operations: Investment (loss) — net [2]	(.11)	(.08)

Net realized and unrealized gain (loss)
on investments	5.29	3.40
Total from investment operations	5.18	3.32
Net asset value, end of period	30.78	25.60
Total Return (%) [3]	20.24	14.90 [4]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21	1.28 [4]
Ratio of net expenses to average net assets	1.21	1.28 [4]
Ratio of net investment (loss) to average net assets	(.40)	(.44) [4]

Portfolio turnover rate	123.11	140.38

Net assets, end of period ($ x 1,000)	35,578	7,790

[1]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[2]	Based on average shares outstanding at each month end.
[3]	Exclusive of sales charge
[4]	Not annualized.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class B†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	24.54	22.58	15.32	24.46	27.26

Investment operations: Investment (loss) — net	(.32) [1]	(.24) [1]	(.27)	(.29)	(.41)

Net realized and unrealized
gain (loss) on investments	5.06	2.20	7.53	(8.85)	(2.39)
Total from investment operations	4.74	1.96	7.26	(9.14)	(2.80)
Net asset value, end of period	29.28	24.54	22.58	15.32	24.46

Total Return (%) [2]	19.32	8.68	47.39	(37.37)	(10.27)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.10	2.10	2.20	2.16	2.08
Ratio of net expenses to average net assets	2.00	2.02	2.00	2.00	2.00
Ratio of net investment (loss) to average net assets	(1.21)	(1.03)	(1.26)	(1.44)	(1.65)
Portfolio turnover rate	123.11	140.38	127.25	122.29	110.80

Net assets, end of period ($ x 1,000)	357,315	366,711	420,694	323,425	672,833

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.
[1] Based on average shares outstanding at each month end.
[2] Exclusive of sales charge.

10

		Year Ended March 31,
Class C†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	24.53	22.56	15.31	24.45	27.25

Investment operations: Investment (loss) — net	(.32) [1]	(.24) [1]	(.28)	(.31)	(.42)

Net realized and unrealized
gain (loss) on investments	5.05	2.21	7.53	(8.83)	(2.38)
Total from investment operations	4.73	1.97	7.25	(9.14)	(2.80)
Net asset value, end of period	29.26	24.53	22.56	15.31	24.45

Total Return (%) [2]	19.28	8.73	47.35	(37.38)	(10.28)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08	2.08	2.20	2.16	2.08
Ratio of net expenses to average net assets	2.00	2.02	2.00	2.00	2.00
Ratio of net investment (loss) to average net assets	(1.21)	(1.03)	(1.26)	(1.44)	(1.65)
Portfolio turnover rate	123.11	140.38	127.25	122.29	110.80

Net assets, end of period ($ x 1,000)	255,990	252,671	305,176	253,391	568,726

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.
[1] Based on average shares outstanding at each month end.
[2] Exclusive of sales charge.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class R†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	26.77	24.36	16.37	25.82	28.49

Investment operations: Investment income (loss) — net	(.03) [1]	.02 [1]	(.05)	(.09)	(.16)

Net realized and unrealized
gain (loss) on investments	5.56	2.39	8.04	(9.36)	(2.51)
Total from investment operations	5.53	2.41	7.99	(9.45)	(2.67)
Net asset value, end of period	32.30	26.77	24.36	16.37	25.82
Total Return (%)	20.66	9.89	48.81	(36.60)	(9.37)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.94	1.20	1.16	1.08

Ratio of net expenses to average net assets	.91	.92	1.00	1.00	1.00

Ratio of net investment income (loss) to average net assets	(.12)	.07	(.26)	(.43)	(.65)
Portfolio turnover rate	123.11	140.38	127.25	122.29	110.80

Net assets, end of period ($ x 1,000)	153,021	177,668	171,024	109,212	203,633

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.

1 Based on average shares outstanding at each month end.

12

		Year Ended March 31,
Class T†	2006	2005	2004	2003	2002

Per-Share Data ($):
Net asset value, beginning of period	25.57	23.40	15.81	25.11	27.85

Investment operations: Investment (loss) — net	(.20) [1]	(.13) [1]	(.17)	(.21)	(.30)

Net realized and unrealized
gain (loss) on investments	5.29	2.30	7.76	(9.09)	(2.44)
Total from investment operations	5.09	2.17	7.59	(9.30)	(2.74)
Net asset value, end of period	30.66	25.57	23.40	15.81	25.11

Total Return (%) [2]	19.91	9.27	48.01	(37.06)	(9.80)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.56	1.56	1.70	1.66	1.58
Ratio of net expenses to average net assets	1.50	1.52	1.50	1.50	1.50
Ratio of net investment (loss) to average net assets	(.71)	(.53)	(.76)	(.95)	(1.12)

Portfolio turnover rate	123.11	140.38	127.25	122.29	110.80

Net assets, end of period ($ x 1,000)	437,208	462,612	580,543	484,873	1,151,482

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through April 30, 2004.
[1] Based on average shares outstanding at each month end.
[2] Exclusive of sales charge.

The Fund 13

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares.A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Dreyfus or by Founders Asset Management LLC (Founders), an indirect subsidiary of Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees, and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class T	Class R

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

14

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

•	plan to own the shares for an extended period of
time, since the ongoing Rule 12b-1 fees on Class
C shares may eventually exceed the cost of the
up-front sales charge
•	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

•	plan to own the shares for an extended period of
time, since the ongoing Rule 12b-1 fee on Class
T may eventually exceed the initial sales charge
differential
•	invest at least $1 million, regardless	of	your
	investment horizon, because there is	no	initial
sales charge at that level and Class A has no
ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

•	qualify for a reduced or waived sales charge
•	are unsure of your expected holding period

Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

•	Rights of accumulation. You can count toward the
amount of your investment your total account
value in all share classes of the fund and certain
other Dreyfus Premier Funds or Dreyfus
Founders Funds that are subject to a sales charge.
For example, if you have $1 million invested in
shares of certain other Dreyfus Premier Funds or
Dreyfus Founders Funds, you can invest in Class
A shares of any fund without an initial sales
charge. We may terminate or change this privi-
lege at any time on written notice.

•	Letter of intent. You can sign a letter of intent, in
which you agree to invest a certain amount (your
goal) in the fund and certain other Dreyfus
Premier Funds or Dreyfus Founders Funds over a
13-month period, and your initial sales charge
will be based on your goal. A 90-day back-dated
period can also be used to count previous pur-
chases toward your goal.Your goal must be at least
$50,000, and your initial investment must be at
least $5,000. The sales charge will be adjusted if
you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Premier Funds or Dreyfus Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	full-time or part-time employees, and their family
members, of Dreyfus or any of its affiliates
•	board members of Dreyfus and board members of
the Dreyfus Family of Funds
•	full-time employees, and their family members, of
financial institutions that have entered into selling
agreements with the fund’s distributor
•	“wrap” accounts for the benefit of clients of
financial institutions, provided they have entered
into an agreement with the fund’s distributor
specifying operating policies and standards
•	qualified separate accounts maintained by an
insurance company; any state, county or city or
instrumentality thereof; charitable organizations
investing $50,000 or more in fund shares; and
charitable remainder trusts
•	qualified investors who (i) purchase Class A shares
directly through the fund’s distributor, and (ii)
have, or whose spouse or minor children have,
beneficially owned shares and continuously
maintained an open account directly through the
distributor in a Dreyfus-managed fund, including
the fund, or a Founders-managed fund since on
or before February 28, 2006

16

•	investors	with the cash proceeds from			the

	investor’s	exercise of employment-related stock
options, whether invested in the fund directly or
indirectly through an exchange from a Dreyfus-
managed money market fund, provided that the
proceeds are processed through an entity that has
entered into an agreement with the fund’s
distributor specifically relating to processing stock
options. Upon establishing the account in the
	fund or	the Dreyfus-managed money market
	fund, the	investor and the investor’s spouse or
minor children become eligible to purchase Class
	A shares	of the fund at	NAV, whether or		not
	using the	proceeds of the employment-related
stock options
•	members	of qualified	affinity	groups	who

	purchase	Class A shares	directly	through	the
	fund’s distributor, provided that			the qualified
affinity group has entered into an affinity
agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	employees participating in qualified or non-
qualified employee benefit plans
•	shareholders in Dreyfus-sponsored IRA rollover
accounts funded with the distribution proceeds
from qualified and non-qualified retirement plans
or a Dreyfus-sponsored 403(b)(7) plan, provided
that, in the case of a qualified or non-qualified
retirement plan, the rollover is processed through
an entity that has entered into an agreement with
the fund’s distributor specifically relating to
processing rollovers

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

•	a bank trust department or other financial ser-
vices provider acting on behalf of its customers
having a qualified trust or investment account or
relationship at such institution
•	a custodian, trustee, investment manager or other
entity authorized to act on behalf of a qualified or
non-qualified employee benefit plan that has
entered an agreement with the fund’s distributor
or a SEP-IRA

Your Investment 17

SHAREHOLDER GUIDE (continued)

Class B share considerations

Class B shares sold within six year of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased. (Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.) Class B shares are also subject to an annual Rule 12b-1 fee.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares
acquired by exchange are then redeemed within
the period during which a CDSC would apply to
the initial shares purchased
•	redemptions made within one year of death or
disability of the shareholder
•	redemptions due to receiving required minimum
distributions from retirement accounts upon
reaching age 70 1/2
•	redemptions of Class B or Class C shares made
through the fund’s Automatic Withdrawal Plan, if
such redemptions do not exceed 12% of the value
of the account annually
•	redemptions from qualified and non-qualified
employee benefit plans

18

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its existing shares outstanding. The fund’s shares are offered to the public at NAV, but Class A and Class T shares are subject to a front-end sales charge, and Class B and Class C shares generally are subject to higher annual operating expenses and a CDSC.

Your Investment 19

SHAREHOLDER GUIDE (continued)
Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares,
the fund may delay sending the proceeds for up
to eight business days following the purchase of
those shares
•	the fund will not process wire, telephone, online
or Dreyfus TeleTransfer redemption requests for
up to eight business days following the purchase
of those shares

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address
has been changed within the last 30 days
• requests to send the proceeds to a different payee or
address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

20

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or
temporarily suspend the privilege during unusu-
al market conditions
•	change its minimum or maximum investment
amounts
•	delay sending out redemption proceeds for up to
seven days (generally applies only during unusu-
al market conditions or in cases of very large
redemptions or excessive trading)
•	“redeem in kind,” or make payments in securi-
ties rather than cash, if the amount redeemed is
large enough to affect fund operations (for
example, if it exceeds 1% of the fund’s assets)
•	refuse any purchase or exchange request, includ-
ing those from any individual or group who, in
Dreyfus’ view, is likely to engage in frequent
trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Your Investment 21

SHAREHOLDER GUIDE (continued)

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbi-trage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

22

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 23

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Dreyfus Founders funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from the fund into another Dreyfus
fund or certain Dreyfus Founders
funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals from
Withdrawal Plan	most Dreyfus funds. There will be
no CDSC on Class B or Class C
shares, as long as the amount of
any withdrawal does not exceed on
an annual basis 12% of the greater
of the account value at the time of
the first withdrawal under the plan,
or at the time of the subsequent
withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

24

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

In Writing

TO OPEN AN ACCOUNT

Complete the application.

Mail your application and a check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

TO ADD TO AN ACCOUNT

Mail the slip and the check to:
Name of Fund
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

TO SELL SHARES

Write a letter of instruction that includes:
- your name(s) and signature(s)
- your account number
- the fund name
- the share class
- the dollar amount you want to sell
- how and where to send the proceeds

Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

TO OPEN AN ACCOUNT

Wire Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions:
- ABA# 021000018
- DDA# 8900479035
- the fund name
- the share class
- your account number
- name(s) of investor(s)
- dealer number if applicable

Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Dreyfus TeleTransfer Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

TO SELL SHARES

Wire Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

Dreyfus TeleTransfer Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. **1-800-554-4611.**

Make checks payable to: **The Dreyfus Family of Funds.**

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)	———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically	**With an initial investment** Indicate on your application which automatic service(s) you want. Return your application with your investment.	**All services** Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

26

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete an IRA application, making sure	Fill out an investment slip, and write your	Write a letter of instruction that includes:
to specify the fund name and to indicate	account number on your check. Indicate	• your name and signature
the year the contribution is for.	the year the contribution is for.	• your account number
Mail your application and a check to:	Mail the slip and the check to:	• the fund name
The Dreyfus Trust Company	The Dreyfus Trust Company, Custodian	• the share class
P.O. Box 55552, Boston, MA 02205-8568	P.O. Box 55552, Boston, MA 02205-8568	• the dollar amount you want to sell
Attn: Institutional Processing	Attn: Institutional Processing	• how and where to send the proceeds
• whether the distribution is qualified or premature
• whether the 10% TEFRA should be withheld
Obtain a signature guarantee or other
documentation, if required (see “Shareholder
Guide — Selling Shares”).
Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

By Telephone

Wire Have your bank send your
investment to The Bank of New York,
with these instructions:
• ABA# 021000018
• DDA# 8900479035
• the fund name
• the share class
• your account number
• name of investor
• the contribution year
• dealer number if applicable

Electronic check Same as wire, but insert
“666” before your 14-digit account number.

Automatically

	All services Call us or your financial	Systematic Withdrawal Plan Call us to
	representative to request a form to add any	request instructions to establish the plan.
automatic investing service (see “Services
for Fund Investors”). Complete and return
the form along with any other required
materials. All contributions will count as
current year.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-

4611. Make checks payable to: The	Dreyfus Trust Company, Custodian.

Your Investment 27

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Premier S&P STARS Fund
A series of Dreyfus Premier Manager Funds I

SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2006 Dreyfus Service Corporation

Dreyfus Premier
S&P STARS Opportunities Fund

Seeks to provide long-term capital appreciation
by investing in small and midsize companies

PROSPECTUS August 1, 2006

Dreyfus
A Mellon Financial Company℠

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

Goal/Approach	1
Main Risks	3
Past Performance	5
Expenses	6
Management	7
Financial Highlights	9

Your Investment

Shareholder Guide	14
Distributions and Taxes	23
Services for Fund Investors	24
Instructions for Regular Accounts	25
Instructions for IRAs	27

For More Information

See back cover.

The Fund

Dreyfus Premier

S&P STARS Opportunities Fund

Ticker Symbols	Class A: DPOAX
Class B: BSOBX
Class C: BSOCX
Class R: DSORX
Class T: BSOAX

GOAL/APPROACH

The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS).

S&P’s research staff analyzes and ranks the stocks of approximately 1,300 issuers and evaluates their short- to intermediate-term (up to 12 months) appreciation potential, as shown below:

5-STARS (Buy): Total return is expected to outperform the total return of the S&P 500 Index by a wide margin, with shares rising in price on an absolute basis.

4-STARS (Accumulate): Total return is expected to outperform the total return of the S&P 500 Index, with shares rising in price on an absolute basis.

3-STARS (Hold): Total return is expected to closely approximate that of the total return of the S&P 500 Index, with shares generally rising in price on an absolute basis.

2-STARS (Avoid): Total return is expected to underperform the total return of the S&P 500 Index, and share price is not anticipated to show a gain.

1-STARS (Sell):Total return is expected to under-perform the total return of the S&P 500 Index by a wide margin, with shares falling in price on an absolute basis.

In seeking to achieve the investment objective of the fund, the fund’s portfolio manager will principally use STARS to identify common stocks in the highest category (five-STARS) for purchase and in the lowest category (one-STARS) for short-selling. This investment approach is designed to provide opportunities to achieve performance that exceeds the S&P MidCap 400 Index’s total return.

The portfolio manager generally will select for the fund securities of companies that, at the time of purchase, have market capitalizations of under $7 billion or are components of either the S&P

MidCap 400 Index or the S&P SmallCap 600 Index.

Generally, the fund will invest at least 75% of its total assets in U.S. common stocks and U.S. dollar-denominated American Depositary Receipts (ADRs) that are listed on U.S. exchanges that, at the time of initial purchase, were ranked five- or four-STARS, or at the time of short sale, were ranked one- or two-STARS.

Generally, the fund may invest up to 25% of its total assets in U.S. common stocks and ADRs without regard to STARS ranking at the time of purchase. This strategy will allow the fund’s portfolio manager to consider a larger universe of stocks that S&P does not follow, which means that the fund may purchase more “lower-ranked” securities (or sell short more “higher-ranked” securities) than it otherwise could.

In selecting investments for the fund, the portfolio manager analyzes the stocks ranked by S&P analysts according to the STARS and selects those he believes have the best potential for capital appreciation. The portfolio manager focuses on companies that show the potential to achieve growth at a reasonable price. The portfolio manager considers various factors including market segment, industry, earnings history, price-to-earnings ratio and management.

If S&P downgrades a security held by the fund to four-STARS from five-STARS, the fund may purchase additional shares of that security without limitation. In addition, if S&P upgrades a security held by the fund to two-STARS from one-STARS, the fund may sell short additional shares of that security without limitation. If, however, S&P downgrades a security held by the fund from five- or four-STARS to three-STARS or lower, that security is subject to the 25% limitation on acquiring securities without regard to STARS ranking. Similarly, if S&P upgrades a security sold short by the fund from one- or two-STARS to three-STARS or higher, that security also is subject to the 25% limitation on investments made without regard to STARS ranking.

The Fund 1

GOAL/APPROACH (continued)

The fund may “sell short” securities that at their time of initial sale were ranked one- or two-STARS. In a short sale, the fund sells a security it has borrowed, with the expectation that the security will decline in value. If the portfolio manager correctly predicts the decline in value, the fund will repurchase the security at a lower price and realize a gain. Although the fund’s gain is limited to the amount at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered “leverage” and may involve substantial risk.The fund also may engage in short-selling of other securities, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

Concepts to understand

S&P MidCap 400 Index: a broad-based, unmanaged total return performance index of domestically traded midcap common stocks. It is a market-value-weighted index (shares outstanding multiplied by stock price) of 400 stocks of medium-size companies with market capitalizations ranging between approximately $1 billion and $7 billion, depending upon the index composition, that makes each company’s influence on the index’s performance directly proportional to that company’s value.

“Standard & Poor’s®”, “S&P®” and “STARS®” are trademarks of Standard & Poor’s and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by S&P.

Midcap companies: established companies that may not be well known. Midcap companies may lack the resources to weather economic shifts, though they can be faster to innovate than large companies.

Small companies: generally new, often entrepreneurial companies. Small companies tend to grow faster than large companies, but frequently are more volatile, more vulnerable to major setbacks, and have a higher failure rate than larger companies.

2

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

•	Market risk. The market value of a security may
decline due to general market conditions that are
not specifically related to a particular company,
such as real or perceived adverse economic
conditions, changes in the general outlook for
corporate earnings, changes in interest or curren-
cy rates or adverse investor sentiment generally. A
security’s market value may also decline because
of factors that affect a particular industry or
industries, such as labor shortages or increased
production costs and competitive conditions
within an industry.
•	Issuer risk. The value of a security may decline for
a number of reasons which directly relate to the
issuer, such as management performance, financial
leverage and reduced demand for the issuer’s
products or services.
•	Smaller company risk. Small and midsize compa-
nies carry additional risks because their earnings
and revenues tend to be less predictable (and
some companies may be experiencing significant
losses), and their share prices more volatile than
those of larger, more established companies. The
shares of smaller companies tend to trade less fre-
quently than those of larger, more established
companies, which can adversely affect the pricing
of these securities and the fund’s ability to sell
these securities. The fund may elect not to
acquire such securities if the fund’s portfolio
manager determines that the fund cannot buy or
sell them in sufficient quantities at attractive
prices.
•	Market sector risk. The fund may significantly
overweight or underweight certain companies,
industries or market sectors, which may cause the
fund’s performance to be more or less sensitive to
developments affecting those companies, indus-
tries or sectors.

•	STARS rankings risk. S&P STARS rankings rep-
resent the subjective determination of S&P’s ana-
lysts, and may not accurately assess the investment
prospects of a particular security. Past perfor-
mance of securities included in the S&P STARS
system does not necessarily predict the future
performance of the fund.
•	Foreign investment risk. To the extent the fund
invests in foreign securities, the fund’s perfor-
mance will be influenced by political, social and
economic factors affecting investments in foreign
companies. Special risks associated with invest-
ments in foreign companies include exposure to
currency fluctuations, less liquidity, less developed
or less efficient trading markets, lack of compre-
hensive company information, political instability
and differing auditing and legal standards.
•	Short sale risk. The fund may make short sales,
which involves selling a security it does not own
in anticipation that the security’s price will
decline. Short sales may involve substantial risk
and “leverage.” Short sales expose the fund to the
risk that it will be required to buy the security
sold short (also known as “covering” the short
position) at a time when the security has appre-
ciated in value, thus resulting in a loss to the fund.
•	Leveraging risk. The use of leverage, such as bor-
rowing money to purchase securities, lending
portfolio securities and engaging in forward
commitment transactions, may magnify the
fund’s gains or losses.

The Fund 3

MAIN RISKS (continued)
•	Derivatives risk. The fund may use
derivative instruments, such as options, futures
and options on futures (including those relating
to securities, indexes and foreign currencies). A
small investment in derivatives could have a
potentially large impact on the fund’s perfor-
mance. The use of derivatives involves risks dif-
ferent from, or possibly greater than, the risks
associated with investing directly in the underly-
ing assets. Derivatives can be highly volatile,
illiquid and difficult to value, and there is the risk
that changes in the value of a derivative held by
the fund will not correlate with the underlying
instruments or the fund’s other investments.
Derivative instruments also involve the risk that a
loss may be sustained as a result of the failure of
the counterparty to the derivative instruments to
make required payments or otherwise comply
with the derivative instruments’ terms.
•	Non-diversification risk. The fund is non-diversi-
fied, which means that a relatively high percent-
age of the fund’s assets may be invested in a lim-
ited number of issuers.Therefore, the fund’s per-
formance may be more vulnerable to changes in
the market value of a single issuer and more sus-
ceptible to risks associated with a single econom-
ic, political or regulatory occurrence than a diver-
sified fund.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is
professionally managed and gives you the opportunity to
participate in financial markets. It strives to reach its stated
goal, although as with all mutual funds, it cannot offer
guaranteed results.
An investment in the fund is not a bank deposit. It is not
insured or guaranteed by the FDIC or any other government
agency. It is not a complete investment program. You could
lose money in this fund, but you also have the potential to
make money.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The fund commenced operations after all of the assets of another investment company, S&P STARS Opportunities Portfolio (the predecessor fund), a series of The Bear Stearns Funds, were transferred to the fund in a tax-free reorganization on May 1, 2004. The bar chart shows the changes in the performance of the fund’s Class A shares from year to year (based on changes in the performance of the predecessor fund’s Class A shares for periods prior to May 1, 2004). Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The performance figures in the table for the fund’s Class A and Class T shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class A shares. The performance figures in the table for the fund’s Class B, Class C and Class R shares for the periods prior to May 1, 2004 represent the performance of the predecessor fund’s Class B, Class C and Class Y shares, respectively. The performance figures are compared to the average annual total returns of the S&P MidCap 400 Index, a broad measure of midcap stock performance.These returns have been adjusted to reflect the fund’s applicable sales loads.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares (based on the predecessor fund’s Class A performance for periods prior to May 1, 2004, adjusted to reflect the sales load applicable to the fund’s Class A shares). After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

	as of 12/31/05
Average annual total returns		**

		Since
		inception
Share class	1 Year	(10/1/01)

Class A
returns before taxes	13.68%	12.29%

Class A
returns after taxes
on distributions	13.52%	12.05%

Class A
returns after taxes
on distributions and
sale of fund shares	9.11%	10.58%
Class B
returns before taxes	16.03%	12.95%
Class C
returns before taxes	19.03%	13.26%
Class R
returns before taxes	21.16%	14.36%
Class T
returns before taxes	15.24%	12.70%

S&P MidCap 400 Index
reflects no deduction for
fees, expenses or taxes	12.56%	14.73%

** The performance of Class A and Class T shares represent the perfor-
mance of the predecessor fund’s Class A shares for the periods prior to
May 1, 2004.The performance of Class B, Class C and Class R
shares represent the performance of the predecessor fund’s Class B,
Class C and ClassY shares, respectively, for the periods prior to
May 1, 2004.

The Fund 5

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class B*	Class C	Class R	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none**	4.00	1.00	none	none**

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.70	.70	.70	.70	.70
Rule 12b-1 fees	none	.75	.75	none	.25
Shareholder services fee	.25	.25	.25	none	.25
Other expenses	.48	.56	.53	.48	.56

Total	1.43	2.26	2.23	1.18	1.76

*	Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.
**	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$712	$1,001	$1,312	$2,190

Class B
with redemption	$629	$1,006	$1,410	$2,195***
without redemption	$229	$706	$1,210	$2,195***

Class C
with redemption	$326	$697	$1,195	$2,565

without redemption	$226	$697	$1,195	$2,565

Class R	$120	$375	$649	$1,432

Class T	$621	$979	$1,361	$2,430

*** Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase. Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparative purposes only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the
fund’s portfolio and assisting in all aspects of the fund’s
operations. During the past fiscal year, Dreyfus assumed
certain expenses of the fund pursuant to an undertaking,
reducing expenses from 2.26% to 2.00% for Class B shares,
from 2.23% to 2.00% for Class C shares, from 1.18% to 1.00%
for Class R shares, and from 1.76% to 1.50% for Class T shares.
This undertaking was contractual, but is no longer in effect.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses also include a license fee charged by S&P for the use of certain of S&P’s proprietary trade names and trademarks. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

6

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $170 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.70% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal year ended March 31, 2006. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.1 trillion in assets under management, administration or custody, including $870 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Fred A. Kuehndorf has been the fund’s primary portfolio manager since the fund’s inception. Mr. Kuehndorf has been a portfolio manager for The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, since September 2005. At that time, he became a dual employee of Dreyfus and TBCAM. Prior to joining TBCAM, Mr. Kuehndorf was a senior vice president and senior portfolio manager with Lighthouse Dreyfus Growth Advisors, an affiliate of Dreyfus, since November 2002. The Statement of Additional Information (SAI) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund.These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures.The primary purpose of the code is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. Please note that the financial highlights information for the fund’s Class B, C, R and T shares represents the financial highlights of the predecessor fund, before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, R and T shares thereafter. Before the fund commenced operations, all of the assets of the predecessor fund were transferred to the fund in exchange for Class B, C,

R and T shares of the fund in a tax-free reorganization. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended March 31,
Class A	2006	2005 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.21	14.40
Investment operations: Investment (loss) — net [2]	(.13)	(.11)
Net realized and unrealized gain (loss)
on investments	5.98	2.92
Total from investment operations	5.85	2.81
Distributions: Dividends from net realized gain on investments	(.19)	—

Net asset value, end of period	22.87	17.21
Total Return (%) [3]	34.18	19.51 [4]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.43	1.29 [4]
Ratio of net expenses to average net assets	1.43	1.29 [4]
Ratio of net investment (loss) to average net assets	(.73)	(.71) [4]

Portfolio turnover rate	32.78	66.27

Net assets, end of period ($ x 1,000)	29,992	441

[1]	From May 1, 2004 (commencement of operations) to March 31, 2005.
[2]	Based on average shares outstanding at each month end.
[3]	Exclusive of sales charge.
[4]	Not annualized.

The Fund 9

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class B†	2006	2005	2004	2003	2002 [1]

Per-Share Data ($):
Net asset value, beginning of period	16.90	15.04	10.40	14.23	12.00

Investment operations: Investment (loss) — net	(.26) [2]	(.22) [2]	(.20)	(.18)	(.06)

Net realized and unrealized gain (loss)
on investments	5.88	2.22	4.84	(3.48)	2.29
Total from investment operations	5.62	2.00	4.64	(3.66)	2.23
Distributions: Dividends from net realized gain
on investments	(.19)	(.14)	—	(.17)	—

Net asset value, end of period	22.33	16.90	15.04	10.40	14.23
Total Return (%) [3]	33.44	13.50	44.62	(25.79)	18.58 [4]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26	2.41	2.61	2.44	2.85 [5]
Ratio of net expenses to average net assets	2.00	1.95	2.00	2.00	2.00 [5]
Ratio of net investment (loss) to average net assets	(1.40)	(1.40)	(1.36)	(1.42)	(1.48) [5]
Portfolio turnover rate	32.78	66.27	225.79	174.82	66.89
Net assets, end of period ($ x 1,000)	24,459	17,329	18,331	14,784	21,094

† Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.
[1] From October 1, 2001 (commencement of operations) to March 31, 2002.
[2] Based on average shares outstanding at each month end.
[3] Exclusive of sales charge.
[4] Not annualized.
[5] Annualized.

10

		Year Ended March 31,
Class C†	2006	2005	2004	2003	2002 [1]

Per-Share Data ($):
Net asset value, beginning of period	16.90	15.05	10.40	14.23	12.00

Investment operations: Investment (loss) — net	(.26) [2]	(.22) [2]	(.20)	(.18)	(.06)

Net realized and unrealized gain (loss)
on investments	5.89	2.21	4.85	(3.48)	2.29
Total from investment operations	5.63	1.99	4.65	(3.66)	2.23
Distributions: Dividends from net realized gain
on investments	(.19)	(.14)	—	(.17)	—

Net asset value, end of period	22.34	16.90	15.05	10.40	14.23
Total Return (%) [3]	33.50	13.42	44.71	(25.79)	18.58 [4]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.23	2.41	2.61	2.44	2.85 [5]
Ratio of net expenses to average net assets	2.00	1.95	2.00	2.00	2.00 [5]
Ratio of net investment (loss) to average net assets	(1.38)	(1.46)	(1.36)	(1.42)	(1.43) [5]
Portfolio turnover rate	32.78	66.27	225.79	174.82	66.89
Net assets, end of period ($ x 1,000)	29,057	11,398	13,483	11,638	16,412

† Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.
[1] From October 1, 2001 (commencement of operations) to March 31, 2002.
[2] Based on average shares outstanding at each month end.
[3] Exclusive of sales charge.
[4] Not annualized.
[5] Annualized.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
		Year Ended March 31,
Class R†	2006	2005	2004	2003	2002 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.48	15.41	10.56	14.30	12.00

Investment operations: Investment (loss) — net	(.06) [2]	(.08) [2]	(.06)	(.08)	(.02)

Net realized and unrealized gain (loss)
on investments	6.11	2.29	4.91	(3.49)	2.32
Total from investment operations	6.05	2.21	4.85	(3.57)	2.30
Distributions: Dividends from net realized gain
on investments	(.19)	(.14)	—	(.17)	—

Net asset value, end of period	23.34	17.48	15.41	10.56	14.30
Total Return (%)	34.79	14.54	45.93	(25.03)	19.17 [3]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18	1.44	1.61	1.44	1.85 [4]
Ratio of net expenses to average net assets	1.00	.99	1.00	1.00	1.00 [4]
Ratio of net investment (loss) to average net assets	(.32)	(.51)	(.36)	(.45)	(.40) [4]

Portfolio turnover rate	32.78	66.27	225.79	174.82	66.89
Net assets, end of period ($ x 1,000)	11,442	401	706	758	2,522

† Represents information for Class Y shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.
[1] From October 1, 2001 (commencement of operations) to March 31, 2002.
[2] Based on average shares outstanding at each month end.
[3] Not annualized.
[4] Annualized.

12

		Year Ended March 31,
Class T†	2006	2005	2004	2003	2002 [1]

Per-Share Data ($):
Net asset value, beginning of period	17.26	15.28	10.49	14.27	12.00

Investment operations: Investment (loss) — net	(.17) [2]	(.15) [2]	(.14)	(.12)	(.04)

Net realized and unrealized gain (loss)
on investments	6.03	2.27	4.93	(3.49)	2.31
Total from investment operations	5.86	2.12	4.79	(3.61)	2.27
Distributions: Dividends from net realized gain
on investments	(.19)	(.14)	—	(.17)	—

Net asset value, end of period	22.93	17.26	15.28	10.49	14.27
Total Return (%) [3]	34.06	14.14	45.66	(25.36)	18.92 [4]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76	1.94	2.11	1.94	2.35 [5]
Ratio of net expenses to average net assets	1.50	1.42	1.50	1.50	1.50 [5]
Ratio of net investment (loss) to average net assets	(.90)	(.94)	(.86)	(.92)	(.90) [5]

Portfolio turnover rate	32.78	66.27	225.79	174.82	66.89
Net assets, end of period ($ x 1,000)	22,399	17,751	22,710	20,521	30,004

† Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio, through April 30, 2004.
[1] From October 1, 2001 (commencement of operations) to March 31, 2002.
[2] Based on average shares outstanding at each month end.
[3] Exclusive of sales charge.
[4] Not annualized.
[5] Annualized.

The Fund 13

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares.A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, B, C, T and R shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a

	Class A	Class C	Class T	Class R

Initial sales charge	up to 5.75%	none	up to 4.50%	none

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	0.25%	none

Contingent deferred sales charge	1% on sale of	1% on sale of	1% on sale of	none
	shares bought	shares held for	shares bought
	within one year	one year or less	within one year
	without an initial		without an initial
	sales charge as		sales charge as
	part of an		part of an
	investment of		investment of
	$1 million		$1 million
	or more		or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	$1 million	none

class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Dreyfus or by Founders Asset Management LLC (Founders), an indirect subsidiary of Dreyfus, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees, and Class T shares have lower ongoing Rule 12b-1 fees than either Class B or Class C shares. Each class, except Class R shares, is subject to a shareholder service fee. Class R shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

14

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

•	plan to own the shares for an extended period of
time, since the ongoing Rule 12b-1 fees on Class
C shares may eventually exceed the cost of the
up-front sales charge
•	qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class R shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fee on Class T may eventually exceed the initial sales charge differential

•	invest at least $1 million, regardless	of	your
	investment horizon, because there is	no	initial
sales charge at that level and Class A has no
ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

•	qualify for a reduced or waived sales charge
•	are unsure of your expected holding period

Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

• Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Dreyfus Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

• Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds over a

13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal.Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

•	Combine with family members. You can also count
toward the amount of your investment all invest-
ments in certain other Dreyfus Premier Funds or
Dreyfus Founders Funds, in any class of shares, by
your spouse and your children under age 21
(family members), including their rights of
accumulation and goals under a letter of intent.
Certain other groups may also be permitted to
combine purchases for purposes of reducing or
eliminating sales charges. (See “How to Buy
Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	full-time or part-time employees, and their family
members, of Dreyfus or any of its affiliates
•	board members of Dreyfus and board members of
the Dreyfus Family of Funds
•	full-time employees, and their family members, of
financial institutions that have entered into selling
agreements with the fund’s distributor
•	“wrap” accounts for the benefit of clients of
financial institutions, provided they have entered
into an agreement with the fund’s distributor
specifying operating policies and standards
•	qualified separate accounts maintained by an
insurance company; any state, county or city or
instrumentality thereof; charitable organizations
investing $50,000 or more in fund shares; and
charitable remainder trusts
•	qualified investors who (i) purchase Class A shares
directly through the fund’s distributor, and (ii)
have, or whose spouse or minor children have,
beneficially owned shares and continuously
maintained an open account directly through the
distributor in a Dreyfus-managed fund, including
the fund, or a Founders-managed fund since on
or before February 28, 2006

16

•	investors	with the cash proceeds from			the

	investor’s	exercise of employment-related stock
options, whether invested in the fund directly or
indirectly through an exchange from a Dreyfus-
managed money market fund, provided that the
proceeds are processed through an entity that has
entered into an agreement with the fund’s
distributor specifically relating to processing stock
options. Upon establishing the account in the
	fund or	the Dreyfus-managed money market
	fund, the	investor and the investor’s spouse or
minor children become eligible to purchase Class
	A shares	of the fund at	NAV, whether or		not
	using the	proceeds of the employment-related
stock options
•	members	of qualified	affinity	groups	who

	purchase	Class A shares	directly	through	the
	fund’s distributor, provided that			the qualified
affinity group has entered into an affinity
agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

•	employees participating in qualified or non-
qualified employee benefit plans
•	shareholders in Dreyfus-sponsored IRA rollover
accounts funded with the distribution proceeds
from qualified and non-qualified retirement plans
or a Dreyfus-sponsored 403(b)(7) plan, provided
that, in the case of a qualified or non-qualified
retirement plan, the rollover is processed through
an entity that has entered into an agreement with
the fund’s distributor specifically relating to
processing rollovers

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Class R share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class R shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class R shares, and you do not pay any ongoing service or distribution fees.

Class R shares may be purchased by:

•	a bank trust department or other financial ser-
vices provider acting on behalf of its customers
having a qualified trust or investment account or
relationship at such institution
•	a custodian, trustee, investment manager or other
entity authorized to act on behalf of a qualified or
non-qualified employee benefit plan that has
entered an agreement with the fund’s distributor
or a SEP-IRA

Your Investment 17

SHAREHOLDER GUIDE (continued)

Class B share considerations

Class B shares sold within six years of purchase are subject to the following CDSCs:

Class B sales charges

CDSC as a % of
For shares	amount redeemed
sold in the:	subject to the charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased. (Class B shares of the fund received by shareholders as a result of the reorganization of the predecessor fund, in exchange for Class B shares of the predecessor fund purchased before December 1, 2003, convert to Class A shares in the eighth year after the date of their initial purchase.) Class B shares also are subject to an annual Rule 12b-1 fee.

CDSC waivers

The CDSC on Class A, B, C and T shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares
acquired by exchange are then redeemed within
the period during which a CDSC would apply to
the initial shares purchased
•	redemptions made within one year of death or
disability of the shareholder
•	redemptions due to receiving required minimum
distributions from retirement accounts upon
reaching age 70 1/2
•	redemptions of Class B or Class C shares made
through the fund’s Automatic Withdrawal Plan, if
such redemptions do not exceed 12% of the value
of the account annually
•	redemptions from qualified and non-qualified
employee benefit plans

18

Buying shares

The net asset value (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Concepts to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its existing shares outstanding. The fund’s shares are offered to the public at NAV, but Class A and Class T shares are subject to a front-end sales charge, and Class B and Class C shares generally are subject to higher annual operating expenses and a CDSC.

Your Investment 19

SHAREHOLDER GUIDE (continued)
Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	no minimum
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

•	if you send a written request to sell such shares,
the fund may delay sending the proceeds for up
to eight business days following the purchase of
those shares
•	the fund will not process wire, telephone, online
or Dreyfus TeleTransfer redemption requests for
up to eight business days following the purchase
of those shares

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

• amounts of $10,000 or more on accounts whose address
has been changed within the last 30 days
• requests to send the proceeds to a different payee or
address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

20

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

•	change or discontinue its exchange privilege, or
temporarily suspend the privilege during unusu-
al market conditions
•	change its minimum or maximum investment
amounts
•	delay sending out redemption proceeds for up to
seven days (generally applies only during unusu-
al market conditions or in cases of very large
redemptions or excessive trading)
•	“redeem in kind,” or make payments in securi-
ties rather than cash, if the amount redeemed is
large enough to affect fund operations (for
example, if it exceeds 1% of the fund’s assets)
•	refuse any purchase or exchange request, includ-
ing those from any individual or group who, in
Dreyfus’ view, is likely to engage in frequent
trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders and Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Your Investment 21

SHAREHOLDER GUIDE (continued)

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbi-trage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

22

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 23

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Dreyfus Founders funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges
Exchange Privilege	from the fund into another Dreyfus
fund or certain Dreyfus Founders
funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds. There
will be no CDSC on Class B or Class
C shares, as long as the amount of
any withdrawal does not exceed on
an annual basis 12% of the greater
of the account value at the time of
the first withdrawal under the plan,
or at the time of the subsequent
withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds and Class B shares into Class B shares of General Money Market Fund, Inc.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

24

INSTRUCTIONS FOR **REGULAR ACCOUNTS**

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
In Writing	Complete the application. Mail your application and a check to: Name of Fund P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing	Fill out an investment slip, and write your account number on your check. Mail the slip and the check to: Name of Fund P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing	Write a letter of instruction that includes: • your name(s) and signature(s) • your account number • the fund name • the share class • the dollar amount you want to sell • how and where to send the proceeds Obtain a signature guarantee or other documentation, if required (see "Shareholder Guide – Selling Shares"). Mail your request to: The Dreyfus Family of Funds P.O. Box 55268, Boston, MA 02205-8502 Attn: Institutional Processing
By Telephone	**Wire** Call us to request an account application and an account number. Have your bank send your investment to The Bank of New York, with these instructions: • ABA# 021000018 • DDA# 8900479043 • the fund name • the share class • your account number • name(s) of investor(s) • dealer number if applicable Return your application with the account number on the application.	**Wire** Have your bank send your investment to The Bank of New York, with these instructions: • ABA# 021000018 • DDA# 8900479043 • the fund name • the share class • your account number • name(s) of investor(s) • dealer number if applicable **Electronic check** Same as wire, but insert "666" before your 14-digit account number. **Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Call us to request your transaction.	**Wire** Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment 25

INSTRUCTIONS FOR **REGULAR ACCOUNTS** (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES
Online (www.dreyfus.com)		
———	**Dreyfus TeleTransfer** Request Dreyfus TeleTransfer on your application. Visit **www.dreyfus.com** to request your transaction.	**Wire** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank. **Dreyfus TeleTransfer** Visit **www.dreyfus.com** to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check. **Check** Visit **www.dreyfus.com** to request your transaction. A check will be sent to the address of record.
Automatically		
With an initial investment Indicate on your application which automatic service(s) you want. Return your application with your investment.	**All services** Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.	**Dreyfus Automatic Withdrawal Plan** Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like. Be sure to maintain an account balance of $5,000 or more.

26

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Premier S&P STARS Opportunities
Fund
A series of Dreyfus Premier Manager Funds I

SEC file number: 811-21386

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semian-nual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2006 Dreyfus Service Corporation

DREYFUS PREMIER MANAGER FUNDS I
DREYFUS PREMIER S&P STARS FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER S&P STARS OPPORTUNITIES FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER INTRINSIC VALUE FUND
(Class A, Class B, Class C, Class R and Class T Shares)
DREYFUS PREMIER ALPHA GROWTH FUND
(Class A, Class B, Class C, Class R and Class T Shares)

STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 2006

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the relevant current Prospectus dated August

1, 2006 of Dreyfus Premier S&P STARS Fund, Dreyfus Premier S&P STARS

Opportunities Fund, Dreyfus Premier Intrinsic Value Fund, and Dreyfus Premier Alpha Growth Fund, each a separate series (each, a "Fund," and collectively, the "Funds") of Dreyfus Premier Manager Funds I (the "Company"), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call 1-800-554-4611.

     Each Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

DESCRIPTION OF THE COMPANY AND FUNDS

     The Company is a Massachusetts business trust that commenced operations upon the reorganization of series of The Bear Stearns Funds (the "Predecessor Fund") on May 1, 2004. Each Fund is a separate series of the Company, an open-end management investment company, known as a mutual fund. Dreyfus Premier Intrinsic Value Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). Each other Fund is non-diversified, which means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").

     The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser. The Manager has engaged Bear Stearns Asset Management Inc. (the "Sub-Adviser" or "BSAM") to serve as sub-investment adviser to Dreyfus Premier S&P STARS Fund, Dreyfus Premier Alpha Growth Fund and Dreyfus Premier Intrinsic Value Fund and to provide day-today management of such Fund's investments, subject to the supervision of the Manager. The Manager and Sub-Adviser are referred to collectively as the "Advisers."

Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     Common and Preferred Stocks. (All Funds) Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decrease in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

     Corporate Debt Securities. (All Funds) Corporate debt securities include corporate bonds, debentures, notes and other similar instruments. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities. Dreyfus Premier Intrinsic Value Fund and Dreyfus Premier Alpha Growth Portfolio each may invest up to 15% and 10%, respectively, of its total assets in such securities.

     Variable and Floating Rate Securities. (All Funds) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     A Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

     A Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     Convertible Securities. (All Funds, except Dreyfus Premier Alpha Growth Fund) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Dreyfus Premier Intrinsic Value Fund may invest in convertible debt securities that are rated no lower than BBB by Standard & Poor's Ratings Services or Fitch Inc. or Baa by Moody's Investors Service, Inc., or if unrated, determined to be of comparable quality by the Advisers.

     Warrants. (All Funds) A warrant is a derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Zero Coupon, Pay-in-Kind and Step-up Securities. (All Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each Fund may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. Each Fund also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends,

Distributions and Taxes."

     Inflation-Indexed Bonds. (All Funds) Each Fund may invest in inflation-indexed bonds, such as Treasury Inflation-Protected Securities ("TIPS"), which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Each Fund also may invest in other inflation-related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     U.S. Government Securities. (All Funds) Each Fund may invest in U.S. Treasury securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S.

Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Funding Agreements. (All Funds) Each Fund may invest in funding agreements (sometimes referred to as Guaranteed Interest Contracts or "GICs") of insurance companies. In such cases, the Fund contributes cash to a deposit fund of the insurance company's general account, and the insurance company then credits the Fund, on a monthly basis, guaranteed interest that is based on an index. All funding agreements will provide that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a funding agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in a Fund that are not readily marketable, will not exceed 15% of the Fund's net assets. In determining dollar-weighted average portfolio maturity, all funding agreements will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

     Real Estate Investment Trusts (REITs). (All Funds) A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate-level Federal income tax and making the REIT a pass-through vehicle for Federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

     Depositary Receipts. (All Funds) Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts and shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     Bank Obligations. (All Funds) Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic and savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

     Commercial Paper and Other Short-Term Corporate Obligations. (All Funds) Each Fund may invest in commercial paper and other short-term obligations, including floating and variable rate demand obligations. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds may consist of U.S. dollar-denominated obligations of domestic issuers, or (except for Dreyfus Premier Alpha Growth Fund) foreign currency-denominated obligations of domestic or foreign issuers. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Variable rate demand notes include variable amount master demand notes, which are obligations that permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. As mutually agreed between the parties, a Fund may increase the amount under the notes at any time up to the full amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, the Advisers will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Fund may invest in them only if at the time of investment the borrower meets the criteria that the Company's Board has established.

     Investment Companies. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the 1940 Act, a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

     Exchange-Traded Funds. (All Funds) Each Fund may invest in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq-100 Shares") and iShares exchange-traded funds ("iShares"). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component stocks of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Thus, investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     Illiquid Securities. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Money Market Instruments. (All Funds) Each Fund may invest in money market instruments. Dreyfus Premier S&P STARS Fund and Dreyfus Premier Intrinsic Value Fund each may invest up to 15% of the value of its assets and Dreyfus Premier S&P STARS Opportunities Fund may invest up to 20% of the value of its assets in money market instruments. When the Advisers determine that adverse market conditions exist, a Fund may adopt a temporary defensive position and hold cash (U.S. dollars) or invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. Each Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

     Repurchase Agreements. (All Funds) For the purposes of maintaining liquidity and achieving income, a Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     Borrowing Money. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Such borrowings may be for temporary or emergency purposes or for leveraging as described below. While borrowings for temporary or emergency purposes exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

     Leverage. (All Funds) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires the Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

     Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments the Funds (as indicated) may use include options contracts, futures contracts, options on futures contracts, structured notes, and swap agreements.

Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Advisers will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.

     Neither the Company nor any of the Funds will be a commodity pool. The Company has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Company nor any Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions—In General. (All Funds) A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. To the extent described in its Prospectus and this SAI, a Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, commodities, and security or commodity indexes. To the extent a Fund may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

     Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     Each Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities that are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to a Fund that could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by a Fund also is subject to the ability of the Advisers to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. In addition to entering into futures contracts for the purchase or sale of securities, each Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     A Fund may also purchase and write covered straddles on interest rate, foreign currency or bond index futures contracts. A long straddle is a combination of a call and a put purchased on the same futures contract where the exercise price of the put option is less than the exercise price of the call option.

Credit Derivatives. Dreyfus Premier Intrinsic Value Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity that involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Fund. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund's loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Swaps, Caps, Floors and Collars. Dreyfus Premier Intrinsic Value Fund may engage in swaps. The Fund may enter into currency swaps, index swaps and interest rate swaps, caps, floors and collars. The Fund may enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Fund may enter into index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by the Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeded a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

     The Fund will enter into interest rate and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and index swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate or index swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate or index swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets; the Sub-Adviser believes that swaps do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

     The Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Sub-Adviser. If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Options--In General. (All Funds) Each Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise cover the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or securities indices listed on national securities exchanges or traded in the over-the-counter market. An option on a securities index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the securities index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing securities index options will depend upon price movements in the level of the index rather than the price of a particular security.

     Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price that is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Each Fund (other than Dreyfus Premier Alpha Growth Fund) may purchase and write covered straddles on securities or bond indices. A long straddle is a combination of a call and put option purchased on the same security where the exercise price of the put is less than or equal to the exercise price of the call. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call and where the same issue of security or currency is considered cover for both the put and the call.

     Each Fund may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Each Fund may engage in option "spread" strategies on individual securities or indices. Generally, these strategies are designed to hedge or partially hedge against potential decreases in the prices of portfolio securities, or potential increases in the price of securities a Fund anticipates purchasing.

     Successful use by a Fund of options and options on futures will be subject to the ability of the Advisers to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates, as applicable. To the extent the predictions of the Advisers are incorrect, the Fund may incur losses.

Structured Notes and Other Hybrid Instruments. (All Funds) Structured notes are derivative debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

     A hybrid instrument can combine the characteristics of securities, commodities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

     Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

     Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable.

     Future Developments. (All Funds) Each Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives that are not presently contemplated for use by the Fund or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

     Short-Selling. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. A Fund may make short sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. The Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at not additional cost at the time of the sale. Dreyfus Premier Alpha Growth Fund intends to limit any short selling to short sales against the box.

     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. At no time will more than 15% of the value of the Fund's net assets be in deposits on short sales against the box.

     Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

     Forward Commitments. (All Funds) Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. A Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     Foreign Currency Transactions. (All Funds, except Dreyfus Premier Alpha Growth Fund) A Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

     Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund's success in these transactions may depend on the ability of the Advisers to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

     Additional Information About the Investment Strategies of Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund. Under normal circumstances, each of Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund (collectively, the "STARS Funds") will invest at least 80% of its net assets in securities with any STARS ranking at the time of purchase. For purposes of this policy, "net assets" includes any borrowings for investment purposes. As described in the relevant Prospectus, the principal strategy of each of Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund is to invest at least 85% and 75%, respectively, of its total assets in securities ranked five- or four-STARS at the time of purchase, or to sell short securities ranked one- or two-STARS at the time of short sale. The remaining 15% and 25% of the assets of Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund, respectively, may be invested in securities without regard to rankings by S&P (the "Remainder").

     Generally, STARS rankings of securities are determined "at their time of purchase" or "at their time of short sale" based upon STARS rankings as of the close of business on the day prior to the trade date. Compliance with the STARS rankings for purposes of the Remainder test is measured on any given day without giving effect to securities transactions executed on that day. Securities transactions executed on any given day are given effect for purposes of the Remainder test on the start of the following day. Cash and cash equivalents are counted as part of a STARS

Fund's total assets, but do not count as part of the Remainder for purposes of determining compliance.

     The Remainder includes securities that are ranked below four-STARS at the time of purchase, and securities sold short that are ranked above two-STARS at the time of sale. Once the Remainder is full, a STARS Fund cannot continue to purchase non five- or four-STARS ranked securities, or sell short non one- or two-STARS ranked securities, unless under one of the following two exceptions. First, if a STARS Fund buys a five- or four-STARS ranked stock that S&P later downgrades to a three-STARS ranking, that stock is not included in the Remainder, the STARS Fund may continue to hold that stock, and, going forward, may purchase more shares of that stock, without regard to the 15% limitation as long as it is ranked three-STARS. Second, if a STARS Fund has sold short a one- or two-STARS ranked stock that is later upgraded to three-STARS, that stock is not included in the Remainder. The Fund may continue to maintain its short position in that stock and, going forward, may sell short more shares of that stock, without regard to the Remainder limitation as long as it is ranked three-STARS.

     Under certain circumstances, a STARS Fund's holdings of securities ranked three-STARS (or less) and/or short positions in securities ranked three-STARS (or more) can exceed the Remainder without being a violation of the Remainder test. These circumstances include:

situations when the Remainder is exceeded because of changes in net assets due to market appreciation, depreciation or share redemptions;

situations when S&P downgrades a stock to three-STARS or below;

situations when S&P upgrades a stock that the STARS Fund has sold short to three-STARS or higher; and

situations when, by a corporate action, a five- or four-STARS stock (or three-STARS stock that was previously ranked five- or four-STARS while held by the STARS
Fund) is split or spun off into two or more stocks ranked below three-STARS, or unranked.

     In each of these situations, however, if the Remainder is full or overflowing, the STARS Fund cannot buy additional non five- or four-STARS ranked stock, or sell short non one- or two STARS ranked stock, except under the two exceptions described above.

     If S&P upgrades a stock that a STARS Fund owns to five- or four-STARS, that stock is considered to be a five- or four-STARS stock for all purposes. For example, if a STARS Fund has invested 4% of its assets in a stock ranked three-STARS, and if S&P upgrades the stock to four-STARS, that stock is no longer counted in the Remainder. Moreover, if S&P upgrades a three-STARS stock to a four-STARS stock, and later downgrades it to a three-STARS stock, the STARS Fund may continue to own and purchase more shares of that stock under the first exception described above. Similarly, if S&P downgrades a security that a STARS Fund has sold short to one- or two-STARS, that stock is considered to be a one- or two-STARS stock for all purposes, and is not counted in the Remainder.

     As described in the relevant Prospectus, neither STARS Fund is required to sell a security whose S&P STARS ranking has been downgraded and the STARS Fund may purchase additional shares of a three-STARS security that was ranked five- or four-STARS at the time it was initially purchased. If the S&P STARS ranking of that security is downgraded to three-STARS or less, however, that security is counted toward the Remainder.

     Similarly, neither STARS Fund need buy back a one- or two-STARS security it has sold short if the STARS ranking of the security is upgraded and the STARS Fund may sell short additional shares of a three-STARS security that was ranked one- or two-STARS at the time of the initial short sale. If the S&P STARS ranking of that security is upgraded to three or more STARS, however, new short sales of that security are counted toward the Remainder.

     At any time that a STARS Fund's holdings of securities ranked three-STARS (or less) and/or short positions in securities ranked three-STARS (or more) exceed 15% of its total assets, the Fund may not acquire or sell short additional shares of such securities until the amount so invested declines below the Remainder.

     S&P introduced STARS in January 1987. As of June 30, 2006, each STARS category consisted of approximately the number of stocks shown below. Rankings may change frequently as S&P analysts evaluate developments affecting individual securities and the markets.

			Approximate Number
	STARS Category		of Stocks*

Five-STARS		122

Four-STARS		413

Three-STARS		839

Two-STARS		134

One-STARS		33

* as of July 15, 2005

To evaluate the performance of stocks in the various categories, and thus the performance of its analysts, STARS initially gives equal weight by dollar amount to each stock, does not rebalance the portfolio based on changes in values or rankings and does not reflect dividends or transaction costs. While the performance of S&P STARS categories cannot be used to predict actual results, S&P believes it is useful in evaluating its analysts. The pool of S&P analysts changes and their past performance does not necessarily predict future results of the S&P STARS-ranked stocks or either STARS Fund. From January 1, 1987 through June 30, 2006:

The S&P 500 Index (measured on a total return basis, without dividend reinvestment)
increased by 424.51%. During this period, the average dividend yield of securities included in the S&P 500 Index was 2.2% and the average dividend yield of five-STARS stocks was 1.4%.

The ranked stocks experienced the following changes in value:

STARS Category Percentage change in value

Five-STARS	1371.65%

Four-STARS	833.35%

Three-STARS	572.84%

Two-STARS	332.03%

One-STARS	19.28%

The returns above are those of the STARS categories indicated and not those of either STARS Fund. You should bear in mind that this information means only that, over the long-term, five-STARS stocks have significantly outperformed lower-ranked stocks and that one-STARS stocks have significantly underperformed the higher-ranked stocks. Performance of any STARS category is not indicative of the future returns of either STARS Fund. You should not use this information to predict whether past results will occur in the future or the actual performance of a particular category.

STARS' performance has been more volatile than that of conventional indices such as the Dow Jones Industrial Average and the S&P 500 Index. In addition, the performance of five- and four-STARS and one- and two-STARS stocks has not borne a consistent relationship to each other or to the performance of the S&P 500 Index, as shown below. Both STARS Funds are actively managed and their performance will depend primarily on the Advisers' investment decisions. There is no guarantee that either STARS Fund will achieve its investment objective or outperform its benchmark index. Both STARS Funds will incur transaction and other costs, including management and distribution fees.

     "Standard & Poor's®," "S&P®" and "STARS®" are trademarks of Standard & Poor's and have been licensed for use for the STARS Funds. Neither STARS Fund is sponsored, managed, advised, sold or promoted by S&P.

Certain Investment Considerations and Risks

     Equity Securities. (All Funds) Under normal circumstances, Dreyfus Premier S&P STARS Fund and Dreyfus Premier Intrinsic Value Fund each will invest at least 85% of its total assets and Dreyfus Premier Alpha Growth Fund and Dreyfus Premier S&P STARS

Opportunities Fund will each invest at least 90% and 80%, respectively, of its total assets in equity securities. Equity securities, including common stocks, and certain preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

     Each Fund may purchase equity securities of small capitalization companies. The stock prices of these companies may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. A

Fund, together with other investment companies advised by the Advisers and their respective affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its position should it desire to do so.

     Dreyfus Premier Alpha Growth Fund may purchase securities of companies that have no earnings or have experienced losses. The Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

     Dreyfus Premier S&P STARS Opportunities Fund, Dreyfus Premier Alpha Growth Fund and Dreyfus Premier Intrinsic Value Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

     Each Fund may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

     Fixed-Income Securities. (All Funds) Each Fund may invest in fixed-income securities, such as bonds, notes, Eurodollar securities and other debt obligations issued by the U.S. government, its agencies, authorities and sponsored enterprises, foreign governments and their political subdivisions, and corporate issuers located in or doing business in foreign countries. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. Dreyfus Premier S&P STARS Fund and Dreyfus Premier Intrinsic Value Fund each may invest up to 15%, and Dreyfus Premier Alpha Growth Fund and Dreyfus Premier S&P STARS Opportunities Fund each may invest up to 10% and 20%, respectively, of the Fund's assets in fixed-income securities. See "Appendix" for a general description of the Rating Agencies' ratings.

Foreign Securities. (All Funds, except Dreyfus Premier Alpha Growth Fund) Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income a Fund has available for distribution. Because a portion of a Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

     Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund may invest in the securities of issuers located in countries that are considered to be emerging or developing by the World Bank, the International Finance Corporation or the United Nations and its authorities. Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     Depositary Receipts. (All Funds) Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs"), Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     Simultaneous Investments. (All Funds) Investment decisions for the Funds are made independently from those of other investment companies or accounts advised by the Manager and Sub-Adviser. If, however, such other investment companies or accounts desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies or accounts advised by the Advisers and their affiliates, may own significant positions in portfolio companies that, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

     Under normal circumstances, Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund each invests at least 80% of its net assets (plus borrowings for investment purposes) in securities with any STARS ranking at the time of purchase. Each such Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets.

     Each Fund's investment objective is a fundamental policy, which cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding shares. In addition, each Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies, and Dreyfus Premier Intrinsic Value Fund also has adopted investment restrictions numbered 13 and 14 as additional fundamental policies. Investment restrictions numbered 8 through 12 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. No Fund may:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the Securities and Exchange Commission.

     2. Invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swaps and other derivatives.

     3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     5. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the Securities and Exchange Commission. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board.

     6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Issue any senior security (as such term is defined in Section 18(f) of the

1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

     8. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

     9. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views. This restriction has been adopted with respect to Dreyfus Premier Intrinsic Value Fund only.

     10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

     The following investment restrictions numbered 13 and 14 are fundamental and apply to only Dreyfus Premier Intrinsic Value Fund. Dreyfus Premier Intrinsic Value Fund may not:

     13. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

     14. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

     The Company and the Manager have received an exemptive order from the Securities and Exchange Commission, which, among other things, permits each Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

MANAGEMENT OF THE COMPANY AND FUNDS

     The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Bear Stearns Asset Management Inc	Sub-Adviser (to Dreyfus Premier S&P
STARS Fund, Dreyfus Premier Alpha
Growth Fund and Dreyfus Premier
Intrinsic Value Fund)

Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
Mellon Bank, N.A	Custodian
Board Members of the Company [1]

Board members of the Company, together with information as to their positions with the

Company, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (62)	Corporate Director and	The Muscular Dystrophy Association, Director
Chairman of the Board	Trustee	Levcor International, Inc., an apparel fabric processor,
(2003)		Director
Century Business Services, Inc., a provider of outsourcing
functions for small and medium size companies, Director
The Newark Group, a provider of a national market of paper
recovery facilities, paperboard mills and paperboard
converting plants, Director
Sunair Services Corporation, engaging
in the design, manufacture and sale of high frequency
systems for long-range voice and data communications, as
well as providing certain outdoor-related services to homes
and businesses, Director
David P. Feldman (66)	Corporate Director and Trustee BBH Mutual Funds Group (11 funds), Director
Board Member (2003)		The Jeffrey Company, a private investment company, Director
QMED, a medical device company, Director

Ehud Houminer (65)	Executive-in-Residence at the	Avnet Inc., an electronics distributor, Director
Board Member (2003)	Columbia Business School,	International Advisory Board to the MBA Program School of
	Columbia University;	Management, Ben Gurion University, Chairman
Explore Charter School, Brooklyn, NY Chairman
Gloria Messinger (76)	Arbitrator for American
Board Member (2003)	Arbitration Association and	Theater for a New Audience, Inc., Director
National Association of
Securities Dealers, Inc.
	Consultant in Intellectual	Brooklyn Philharmonic, Director
Property

Anne Wexler (76)	Chairman of the Wexler	Wilshire Mutual Funds (5 funds), Director
Board Member (2003)	Group, consultants	Methanex Corporation, a methanol production company,
	specializing in government	Director
	relations and public affairs	Member of the Council of Foreign Relations
Member of the National Park Foundation

1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds’ financial statements and (ii) to assist in the Board’s oversight of the integrity of the Funds’ financial statements, the Funds’ compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Company’s nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. The nominating committee will consider recommendation for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. The Company’s audit committee met four times, and the compensation committee met once during the fiscal year ended March 31, 2006. The pricing committee and nominating committee did not meet during the fiscal year ended March 31, 2006.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

~~Aggregate Holding~~
~~of Funds in the~~
		Dreyfus			~~Dreyfus Family of~~
	Dreyfus	Premier	~~Dreyfus Premier~~	Dreyfus Premier S&P	~~Funds for which~~
Name of Board	Premier Alpha	Intrinsic Value	~~S&P STARS~~	STARS Opportunities	~~Responsible as a~~

Member	Growth Fund	Fund	Fund	Fund	Board Member

Joseph S.	None	None	None	None	Over $100,000
DiMartino

David P. Feldman	None	None	None	None	Over $100,000

Ehud	None	None	None	None	Over $100,000
Houminer

Gloria Messinger	None	None	None	None	Over $100,000

~~Aggregate Holding~~
~~of Funds in the~~
		Dreyfus			~~Dreyfus Family of~~
	Dreyfus	Premier	~~Dreyfus Premier~~	Dreyfus Premier S&P	~~Funds for which~~
Name of Board	Premier Alpha	Intrinsic Value	~~S&P STARS~~	STARS Opportunities	~~Responsible as a~~

Member	Growth Fund	Fund	Fund	Fund	Board Member

Aggre
Respo
Anne Wexler	None	None		None	None

     As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager, the Sub-Adviser, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, the Sub-Adviser or the Distributor.

     The Company currently pays its Board members an annual retainer of $40,000 and a fee of $5,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and five other funds (comprised of nineteen portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member for the fiscal year ended March 31, 2006, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005, were as follows:

		Total Compensation From the
	Aggregate Compensation From the	Company and Fund Complex Paid to
Name of Board Member	Company*	Board Member(**)

Joseph S. DiMartino	$12,564	$ 833,262 (190)
David P. Feldman	$10,013	$194,898 (56)

John Fraser***	$2,621	$32,500 (49)
Ehud Houminer	$10,013	$103,750 (37)
Gloria Messinger	$10,013	$53,750 (26)

Anne Wexler	$10,013	$99,250 (35)
T. John Szarkowski****	$6,193	$53,750 (26)

* Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $ 853.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member served.

***	Emeritus Board member May 24, 2000

****	Emeritus Board member December 14, 2005

Officers of the Company

STEPHEN E. CANTER, President since June 2003. Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr.

Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since June 2003. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MICHAEL A. ROSENBERG, Vice President and Assistant Secretary since June 2003. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

MARK N. JACOBS, Vice President since June 2003. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies

(comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003. Director-Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since June 2003. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is

42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since June 2003. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr.

Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     The Company’s Board members and officers, as a group, owned less than 1% of each Fund’s shares outstanding on July 15, 2006. See “Information About the Company and Funds” for a list of shareholders known by the Company to own of record 5% or more of a Fund’s outstanding voting securities as of July 15, 2006.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

     The Manager supervises investment management of the Fund pursuant to a Management Agreement (the "Agreement") between the Company and the Manager. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board and Chief Executive Officer; Thomas F. Eggers, President, Chief Operating officer and a director; Jonathan Baum, Vice Chair – Distribution; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President -Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, Robert P. Kelly, David F. Lamere and Ronald P. O'Hanley III, directors.

     The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Funds. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

     Sub-Investment Adviser. The Sub-Adviser provides investment advisory assistance and day-to-day management of the investments of each of Dreyfus Premier S&P STARS Fund, Dreyfus Premier Alpha Growth Fund and Dreyfus Premier Intrinsic Value Fund pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Adviser and the Manager. As to each of these Funds, the Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Sub-Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each of these Funds, the Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or (iii) by the Sub-Adviser on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

     The Sub-Adviser is a wholly-owned subsidiary of The Bear Stearns Companies Inc. ("Bear Stearns"). The following individuals are directors and/or senior officers of the Sub-Adviser: Richard A. Marin, Chairman of the Board Chief Executive Officer, President, and Senior Managing Director; Stephen A. Bornstein, General Counsel, Executive Vice President and Managing Director; Michael E. Guarasci, Director, Chief Operating Officer and Senior Managing Director; John W. Geissinger, Director, Chief Investment Officer, and Senior Managing Director; Mary Kay Scucci, Chief Financial Officer and Managing Director; and Barbara Keller , Chief Compliance Officer and Managing Director.

     Portfolio Management. The Manager manages each Fund's portfolio of investments in accordance with the stated polices of the Fund, subject to the approval of the Company's Board. The Sub-Adviser provides day-to-day management of the investments of Dreyfus Premier S&P STARS Fund, Dreyfus Premier Alpha Growth Fund and Dreyfus Premier Intrinsic Value Fund, in accordance with the stated policies of such Funds, subject to the supervision of the Manager and the Company's Board. Each Fund's Adviser is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities for the relevant Fund. The primary portfolio managers for Dreyfus Premier Intrinsic Value Fund are James G. McCluskey and Jeffrey Simon; the primary portfolio manager for Dreyfus Premier Alpha Growth Fund is James P. O'Shaughnessy; the primary portfolio manager for Dreyfus Premier S&P STARS Fund is Robert S. Natale; and the primary portfolio manager for Dreyfus Premier S&P STARS Opportunities Fund is Fred A. Kuehndorf. The Manager and the Sub-Adviser also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Funds and other funds advised by the Manager and the Sub-Adviser.

Portfolio Management Compensation. (Dreyfus Premier Alpha Growth Fund, Dreyfus Premier S&P STARS Fund, and Dreyfus Premier Intrinsic Value Fund) BSAM’s compensation programs are designed to enhance recruiting and employee retention by offering a compensation structure that allows employees to prosper as the firm prospers. Portfolio managers and research analysts are compensated with an annual salary and incentive bonus. At BSAM, each product team operates independently and is compensated based on the revenues generated by the team’s products. This structure is intended to act as an incentive and to directly align the interests of the team’s investment professionals to the performance of the products they manage. The Systematic Equity Team, which manages the Dreyfus Premier Alpha Growth Fund, is paid based on a formula that incorporates revenues generated from the Systematic strategies. The investment professionals are also evaluated for teamwork, asset growth, and contribution to the franchise.

As part of BSAM’s compensation package, all officers of the firm who meet a total minimum compensation level participate in a restricted stock plan and a stock options plan. In addition, Senior Managing Directors are required to participate in the firm’s Capital Accumulation Plan through which they defer a significant portion of their annual compensation in exchange for company stock. These compensation plans are all subject to rolling vesting schedules between three and five years aligning the employee’s interest with the firm’s and strengthening their commitment.

Our investment professionals receive a large portion of their annual income through a discretionary bonus and the deferred compensation program within their salary generally accounting for less than half of their total income. In addition, several investment professionals are under employment contracts with the firm. James O’Shaughnessy, the Portfolio Manager for this strategy, is under an employment contract. The contract does not expire.

     More specifically, individual qualitative performance is based on the evaluation of the Chief Investment Officer of the portfolio manager’s results in areas such as marketing contribution, new product development, performance on key assignments, team leadership and people management, methodology enhancements, and support to colleagues. The Chief Investment Officer may also consider additional qualitative factors at his discretion, to ensure that the portfolio manager is evaluated and rewarded at a level consistent with his/her contribution.

     Additionally, portfolio managers may also be eligible for the long-term incentive compensation plans described below:

     Incentive Compensation Plan for Senior Managing Directors. The incentive stock-based plan consists of stock options granted pursuant to the Stock Award Plan, and CAP units granted pursuant to the Capital Accumulation Plan (“CAP”).

     Bear Stearns delivers part of the total compensation in the form of 10-year stock options of Bear Stearns common stock. The stock options cliff-vest after a period of three years and have various provisions for separating employees based on the individual circumstances.

     Bear Stearns also delivers a portion of the long-term incentives in the form of CAP units which provide long-term capital appreciation tied to Bear Stearns' financial and stock price performance. The CAP units vest over a three year period. The units also include an earnings adjustment feature, which provides for additional CAP units to be awarded each year based on the level of Bear Stearns' earnings. As with the Stock Option Awards, the CAP units will have various provisions for separating employees based on the individual circumstances.

     Senior portfolio managers who perform additional management functions within Bear Stearns may receive additional compensation for performing such duties. The Bear Stearns’ compensation programs are structured in such a way that key professionals benefit from remaining engaged with Bear Stearns and managing responsibilities that suit their skill base and add value to the business. The Bear Stearns’ Management & Compensation Committee has final determination with regard to all compensation matters for firm employees.

Portfolio Management Compensation. (Dreyfus Premier S&P STARS Opportunities Fund) The portfolio managers’ cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for The Boston Company Asset Management (“TBCAM”) Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM’s financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager’s range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager’s accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.

For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to

TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

Additional Information about Portfolio Managers. The following table lists the number and types of other accounts advised by each Fund’s primary portfolio manager and assets under management in those accounts as of March 31, 2006:

	Registered
	Investment
	Company	Assets	Pooled		Other	Assets
Portfolio	Accounts	Managed	Accounts	Assets	Accounts	Managed
Manager				Managed
James G.	1	$5.6B	None		None
McCluskey

Jeffery Simon	1	$5.6B	None		None

Robert Natale	1	$157M	None		None

James P.	11	$2.2B	4	$	None
O’Shaughnessy				3.7B
Fred A.	2	$117M	None		23
Kuehndorf						$74
						5M

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by each primary portfolio manager are as follows as of the end of the Fund’s fiscal year:
Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned
James G. McCluskey	Dreyfus Premier Intrinsic Value Fund	$100,000 to $500,000

Jeffrey Simon	Dreyfus Premier Intrinsic Value Fund	None

Robert Natale	Dreyfus Premier S&P STARS Fund	$100,000 to $500,000

James P. O’Shaughnessy	Dreyfus Premier Alpha Growth Fund	$50,000 to $100,000

Fred A. Kuehndorf	Dreyfus Premier S&P STARS	None
Opportunities Fund

All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM’s net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).

Portfolio managers at Dreyfus and BSAM may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

Potential conflicts of interest may arise because of Dreyfus’ or BSAM’s management of the relevant Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus or BSAM, as the case may be, may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ or BSAM’s overall allocation of securities in that offering, or to increase Dreyfus or BSAM’s ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus or BSAM may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the relevant Fund, that they are managing on behalf of Dreyfus or BSAM. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus or BSAM could be viewed as having a conflict of interest to the extent that they or their affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds. For these or other reasons, a portfolio manager may purchase different securities for Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage Other Accounts.

The involvement of the Sub-Adviser and its affiliates in the management of, or their interests in, other accounts and other activities of the Sub-Adviser and its affiliates may present conflicts of interest with respect to the Funds for which the Sub-Adviser advises or limit such Fund's investment activities. The Sub-Adviser and its affiliates engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. The Sub-Adviser and its affiliates will not have any obligation to make available any accounts managed by them, for the benefit of the management of the Funds. The results of the Funds' investment activities, therefore, may differ from those of the Sub-Adviser and its affiliates and it is possible that the Funds could sustain losses during periods in which the Sub-Adviser and its affiliates and other accounts achieve significant profits on their trading for proprietary and other accounts. From time to time, the Funds' activities may be limited because of regulatory restrictions applicable to the Sub-Adviser and its affiliates, and/or their internal policies designed to comply with such restrictions.

     The Company, the Manager, the Sub-Adviser and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Funds. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Dreyfus’ and BSAM’s goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly. Dreyfus and BSAM have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that they believe address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus and BSAM monitor a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the

Dreyfus and BSAM Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus and BSAM periodically review the performance of the portfolio managers.

Expenses. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager or Sub-Adviser. The expenses borne by the Company include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or the Sub-Adviser or their affiliates, Securities and Exchange Commission fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, license fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Company's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Class A, Class B, Class C and Class T shares of the Fund are subject to an annual shareholder service fee and Class B, Class C and Class T shares of the Fund are subject to an annual distribution fee. See "Distribution Plan and Shareholder Service Plan." Expenses attributable to a Fund are charged against the assets of the Fund; other expenses of the Company are allocated among the Company's funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

     As compensation for the Manager's services, each Fund has agreed to pay the Manager a monthly management fee at the annual rate set forth below as a percentage of the indicated Fund's average daily net assets:

Name of Fund			Management Fee
Dreyfus Premier S&P STARS Fund			0.70%
Dreyfus Premier S&P STARS Opportunities Fund			0.70%
Dreyfus Premier Intrinsic Value Fund			0.75%
Dreyfus Premier Alpha Growth Fund			0.75%

For the fiscal years ended March 31, 2005 and 2006, the management fee paid by each Fund to the Manager amounted to:
	2005			2006

Management	~~Reduction~~	Net Fee Paid	Management	~~Reduction~~	~~Net Fee~~

Fee Payable	in Fee		Fee Payable	in Fee	Paid

Dreyfus Premier S&P STARS	$8,031,013	$0	$8,031,013	$8,703,887	$819,816	$7,884,071
Fund

Dreyfus Premier S&P STARS	$99,328	$0	$99,328	$423,166	$136,580	$286,586
Opportunities Fund

Dreyfus Premier Intrinsic Value	$1,452,549	$0	$1,452,549	$1,633,449	$0	$1,633,449
Fund

Dreyfus Premier Alpha Growth	$1,397,152	$0	$1,397,152	$4,149,486	$75,854	$4,073,632
Fund

     Under the Sub-Advisory Agreement, the Manager has agreed to pay the Sub-Adviser a monthly sub-investment advisory fee at the annual rate of 0.25% of the value of the average daily net assets of each of Dreyfus Premier S&P STARS Fund, Dreyfus Premier Intrinsic Value Fund and Dreyfus Premier Alpha Growth Fund.

     For the fiscal years ended March 31, 2005 and 2006, the Manager paid the Sub-Adviser the following amounts for sub-investment advisory services:

	2005	2006

Dreyfus Premier S&P STARS Fund	$645,910	$3,180,529
Dreyfus Premier Intrinsic Value Fund	$48,046	$544,483
Dreyfus Premier Alpha Growth Fund	$74,066	$1,383,162

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of each Fund's net assets increases.

     S&P License Fee. (Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund only) Each of Dreyfus Premier S&P STARS Fund and Dreyfus Premier S&P STARS Opportunities Fund has agreed to pay a license fee for the use of certain of S&P's proprietary tradenames and trademarks.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually.

     The Distributor compensates Service Agents for selling Class A shares and Class T shares subject to a contingent deferred sales charge ("CDSC") and Class C shares at the time of purchase from its own assets. The Distributor also compensated certain Service Agents for selling Class B shares at the time of purchase from its own assets when the Funds offered Class B shares; the Funds no longer offer Class B shares except in connection with dividend reinvestment and permitted exchanges. The proceeds of the CDSC and fees pursuant to the Company's Distribution Plan (described below), in part, are used to defray the expenses incurred by the Distributor in connection with the sale of the applicable Class of Fund shares. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A shares and Class T shares subject to a CDSC, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the amount invested. The Distributor generally will pay Service Agents 1% on new investments of Class C shares made through such Service Agents, and generally paid Service Agents 4% on new investments of Class B shares made through such Service Agents, of the net asset value of such shares purchased by their clients. With respect to Class B shares of a Fund issued as a result of the reorganization of a corresponding series of the Predecessor Fund or the exchange of shares originally issued by such series, the proceeds of any CDSC with respect to such shares and fees pursuant to the Distribution Plan with respect to such Class B shares are payable to the Predecessor Fund's former distributor to defray the expenses it incurred in connection with the sale of such shares when originally issued by the series.

     The amounts retained by the Distributor on the sale of Fund shares from sales loads and from CDSCs, as applicable, with respect to Class A, Class B, Class C and Class T shares, for the fiscal year ended March 31, 2005 and 2006 amounted to:

	Class A		Class B		Class C		Class T

	2005	2006	2005	2006	2005	2006	2005	2006
Dreyfus Premier S&P	$6,542	~~$21,338~~	$1,544,047	$1,039,249	$15,173	~~$8,469~~	$23,984	~~$19,829~~
STARS Fund

Dreyfus Premier S&P	$610	$29,294	$71,033	$48,998	$4,471	~~$2,019~~	$1,307	~~$2,827~~
STARS Opportunities
Fund

Dreyfus Premier	$44,550	~~$15,992~~	$72,706	$79,260	$7,064	~~$7,041~~	$3,388	~~$4,973~~
Intrinsic Value Fund

Dreyfus Premier	$73,364	~~$346,022~~	$23,890	$91,654	$6,106	~~$34,638~~	$22,573	~~$27,800~~
Alpha Growth Fund

     The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plan ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

     The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of a Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees, and/or shareholder services fees and other expenses paid by a Fund. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to a Fund.

     From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     Mellon Bank, N.A. (the "Custodian"), an affiliate of the Manager, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

     General. Class A shares, Class C shares and Class T shares of the Funds may be purchased only by clients of certain Service Agents, including the Distributor.

Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

     As of June 1, 2006 (the "Effective Date"), Class B shares of each Fund are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Dreyfus or by Founders Asset Management LLC (“Founders”), or shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. held in an Exchange Account (as defined under "Shareholder Services--Fund Exchanges") as a result of a previous exchange of Class B shares. No new or subsequent investments, including through automatic investment plans, are allowed in Class B shares of any Fund, except through dividend reinvestment or permitted exchanges. If you hold Class B shares and make a subsequent investment in Fund shares, unless you specify the Class of shares you wish to purchase, such subsequent investment will be made in Class A shares and will be subject to any applicable sales load. For Class B shares outstanding on the Effective Date and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion to Class A features and Distribution Plan and Shareholder Services Plan fees, will continue in effect.

     The Company reserves the right to reject any purchase order. None of the Funds will establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

     Class R shares are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class R shares of a Fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions. Shareholders who received Class R shares of a Fund in exchange for Class Y shares of a corresponding series of the Predecessor Fund as a result of the reorganization of such series may continue to purchase Class R shares of the Fund (and any other fund in the Dreyfus Premier Family of Funds) whether or not they would otherwise be eligible to do so.

     When purchasing shares of a Fund, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the relevant Fund’s Prospectus for a further discussion of those factors.

     In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients that are different from those described in the relevant Fund's Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under “Management Arrangements-Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     For Class A, C, R and T shares of each Fund, the minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     The minimum initial investment through an exchange for Class B shares of a Fund is $1,000. Subsequent exchanges for Class B shares of a Fund must be at least $500.

     The Code imposes various limitations on the amount that may be contributed to certain Retirement Plans. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in the Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

     Class A, C, R and T shares of each Fund also may be purchased through Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan and Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis. Net asset value per share of each Class is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock

Exchange (usually 4:00 p.m., Eastern time) on a regular business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next regular business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of such business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     Class A Shares. The public offering price for Class A shares of a Fund is the net asset value per share of that Class plus a sales load as follows:

	Total Sales Load*—Class A Shares
			Dealers'
	As a % of offering	As a % of net asset	reallowance as a % of
Amount of Transaction	price per share	value per share	offering price

Less than $50,000	5.75	6.10	5.00
$50,000 to less than $100,000	4.50	4.70	3.75
$100,000 to less than $250,000	3.50	3.60	2.75
$250,000 to less than $500,000	2.50	2.60	2.25
$500,000 to less than $1,000,000	2.00	2.00	1.75
$1,000,000 or more	-0-	-0-	-0-

________________

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. See “Management

Arrangements—Distributor.”

     The scale of sales loads applies to purchases of Class shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group that has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means that result in economy of sales effort or expense.

     The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers.

     Set forth is an example of the method of computing the offering price of each Fund's Class A shares. The example assumes a purchase of Class A shares aggregating less than $50,000, subject to the schedule of sales charges set forth above, at a price based upon the net asset value of the Fund's Class A shares as of March 31, 2006.

			Dreyfus
	Dreyfus	Dreyfus	Premier	Dreyfus Premier
	Premier	Premier	S&P	S&P STARS
	Alpha Growth	Intrinsic	STARS	Opportunities
	Fund	Value Fund	Fund	Fund
	Class A	Class A	Class A	Class A

Net Asset Value Per Share	$24.58	$21.80	$30.78	$22.87
Per Share Sales Charge
Class A - 5.75% of offering price
(6.10% of net asset value per	1.50
share)		1.33	1.88	1.40

Per Share Offering Price to the Public	$26.08	$23.13	$32.	$21.27
			66

     Class B Shares. Class B shares of the Funds are offered only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds. The public offering price for such Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of dividend reinvestment or exchange. A CDSC is imposed on certain redemptions of Class B shares as described in each Fund's

Prospectus and in this SAI under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions. Shareholders who received Class B shares of a Fund as a result of the reorganization of a corresponding series of the Predecessor Fund, in exchange for Class B shares of such series purchased before December 1, 2003, are subject to different CDSC and conversion schedules. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

     Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."

     Class R Shares. The public offering price for Class R shares is the net asset value per share of that Class.

     Class T Shares. The public offering price for Class T shares of a Fund is the net asset value per share of that Class plus a sales load as shown:

	Total Sales Load*—Class T Shares
			Dealers'
	As a % of	As a % of	reallowance
	offering price	net asset value	as a % of
Amount of Transaction	per share	per share	offering price
Less than $50,000	4.50	4.70	4.00
$50,000 to less than $100,000	4.00	4.20	3.50
$100,000 to less than $250,000	3.00	3.10	2.50
$250,000 to less than $500,000	2.00	2.00	1.75
$500,000 to less than $1,000,000	1.50	1.50	1.25
$1,000,000 or more	-0-	-0-	-0-

________________

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. See “Management Arrangements-Distributor.” Because the expenses associated with Class A shares will be lower that those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund will find it beneficial to purchase Class A shares rather than Class T shares.

     The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above for Class A shares.

				Dreyfus Premier
		Dreyfus Premier		S&P STARS
		Intrinsic Value Fund	Dreyfus Premier	Opportunities Fund
		Class T		T
	Dreyfus Premier		S&P STARS Fund	Class
	Alpha Growth Fund		Class T
	Class T

Net Asset Value Per Share	$24.48	$21.83	$30.66	$22.93
Per Share Sales Charge
Class T - 4.50% of offering
price (4.70% of net asset
value per share)	1.15	1.03	1.44	1.08

Per Share Offering Price
to the Public	$25.63	$22.86	$32.10	$24.01

     Class A or Class T Shares Offered at Net Asset Value. Full-time employees of NASD member firms and full-time employees of other financial institutions that have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, without a sales load, provided they have furnished the Distributor such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

     Class A shares may be purchased at net asset value without a sales load through certain broker-dealers and other financial institutions that have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Set forth below is an example of the method of computing the offering price of Class T shares of each Fund offering Class T shares. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above, at a price based upon the net asset value of the Fund's Class A shares as of March 31, 2006:

     Class A shares also may be purchased at net asset value, without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     Class A shares may be purchased at net asset value without a sales load by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the Fund, or a Founders-managed fund since on or before February 28, 2006.

     Class A shares may be purchased at net asset value without a sales load with cash proceeds from an investor’s exercise of employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed though an entity that has entering an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the Fund or Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options.

     Class A shares may be purchased at net asset value without a sales load by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

     Class A and Class T shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A and Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided, that in case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Rollover Account in the Fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the Fund at net asset value in such account.

     Right of Accumulation--Class A and Class T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of a Fund, or shares of certain other funds advised by the Manager or Founders that are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.5% of the offering price in the case of Class A or 4.0% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange ("NYSE") are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the public offering price determined on the next business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     Class B, Class C and Class T shares are subject to a Distribution Plan, and Class A, Class B, Class C, Class T shares are subject to a Shareholder Services Plan. Class R shares are not subject to any Distribution Plan or Shareholder Services Plan.

     Dreyfus TeleTransfer Privilege. You may purchase Class A, C, R and T shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Distribution Plan. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class B, Class C and Class T shares pursuant to which the Fund pays the Distributor for distributing such shares at an annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares and 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class B, Class C and Class T shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs that holders of each Fund's Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

     For the fiscal year ended March 31, 2006, the total amounts paid by the Funds to the Distributor pursuant to the Distribution Plan were as follows:

Fund	Class B	Class C	Class T
Dreyfus Premier S&P STARS Fund	$2,674,416 $1,86 $1,10
		0,341	3,074
Dreyfus Premier S&P STARS Opportunities Fund	$146,115	$104,715	$47,478
Dreyfus Premier Intrinsic Value Fund	$231,903	$201,08	$95,32
		9	5
Dreyfus Premier Alpha Growth Fund	$412,072	$639,71 $338,46
		5	5

     Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which each Fund pays the Distributor for the provision of certain services to the holders of each Fund's Class A, Class B, Class C, Class T shares at an annual rate of 0.25% of the value of the average daily net assets of such shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant Class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

     For the fiscal year ended March 31, 2006, the total amounts paid by the Funds to the Distributor pursuant to the Shareholder Services Plan were as follows:

Fund	Class A	Class B	Class C	Class T

Dreyfus Premier S&P STARS Fund	$46,70	$891 $620 $1,103
	6	,472	,114	,074

Dreyfus Premier S&P STARS Opportunities Fund	$13,535	$48,7	$34,9	$47,478
		05	05

Dreyfus Premier Intrinsic Value Fund	$30,7	$77,3	$67,0	$95,325
	24	01	29

Dreyfus Premier Alpha Growth Fund	$662,	$137, $213 $338,465
	579	357	,238

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, a Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

HOW TO REDEEM SHARES

     If you hold shares of more than one Class of a Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

     Contingent Deferred Sales Charge--Class B Shares. A CDSC payable to the Distributor (or to the Predecessor Fund's distributor with respect to Class B shares received in exchange for Class B shares of a corresponding series of the Predecessor Fund) is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

     If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years for the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     The following table sets forth the rates of the CDSC and the conversion to Class A schedule for Class B shares of a Fund, except for certain Class B shares issued in exchange for shares originally issued by the Predecessor Fund and purchased before December 1, 2003:

CDSC as a % of Amount
Year Since	Invested or Redemption
Purchase Payment	Proceeds
Was Made	(whichever is less)

First ………………………………………………	4.00
Second …………………………………………….	4.00
Third ………………………………………………	3.00
Fourth ……………………………………………	3.00
Fifth ……………………………………………….	2.00
Sixth ………………………………………………	1.00*

* These Class B shares will automatically convert into Class A shares approximately six years after the date of purchase.

     The following table sets forth the rates of the CDSC payable to the Predecessor Fund's former distributor for Class B shares received by shareholders as a result of the reorganization of a corresponding series of the Predecessor Fund in exchange for Class B shares of such series purchased before December 1, 2003:

CDSC as a % of Amount
Year Since	Invested or Redemption
Purchase Payment	Proceeds
Was Made	(whichever is less)

First ………………………………………………	5.00
Second …………………………………………….	4.00
Third ………………………………………………	3.00
Fourth ……………………………………………	3.00
Fifth ……………………………………………….	2.00
Sixth ………………………………………………	1.00
Seventh…………………………………………….	0.00
Eighth………………………………………………	0.00**

** Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares of the corresponding series of the Predecessor Fund (applies to Class B shares purchased before December 1, 2003). Class B shares acquired by exchange will convert into Class A shares of the new fund based on the date of the initial purchase of the shares of the exchanged fund.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years (or eight years for Class B shares of the Predecessor Fund purchased before December 1, 2003); and finally, of amounts representing the cost of shares held for the longest period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     Contingent Deferred Sales Charge--Class C Shares. A CDSC of 1% payable to the Distributor (or to the Predecessor Fund's distributor, with respect to Class C shares received in exchange for Class C shares of a corresponding series of the Predecessor Fund) is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.

     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to

Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived, as provided in the relevant Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

     Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

     Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when the Securities and Exchange Commission determines that trading in the markets the relevant Fund ordinarily utilizes is restricted, or that an emergency exists so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

     Fund Exchanges. Clients of certain Service Agents may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, or shares of the same Class of certain funds advised by Founders, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E.	Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, you or your Service Agent acting on your behalf must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

     As of the Effective Date, you also may exchange your Class B shares for Class B shares of General Money Market Fund, Inc. (the "General Fund"), a money market fund advised by the Manager. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into Class B shares of funds in the Dreyfus Premier Family of Funds or certain funds advised by Founders. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund's Exchange Account. In addition, the time Class B shares are held in the General Fund's Exchange Account will be taken into account for purposes of calculating when such shares convert to Class A shares. If your Class B shares are held in the General Fund's Exchange Account at the time such shares are scheduled to convert to Class A shares, you will receive Class A shares of the General Fund. Prior to the Effective Date, shareholders were permitted to exchange their Class B shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. ("Worldwide Dollar Fund"), and such shares were held in an Exchange Account. Shareholders who held shares of Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC and conversion to Class A schedule will be calculated, except for Fund shares issued in exchange for shares originally issued by the Acquired Fund, without regard to the time such shares were held in Worldwide Dollar Fund's Exchange Account; for Fund shares issued in exchange for shares originally issued by the Acquired Fund, the applicable CDSC and conversion to Class A schedule will be calculated taking into account the time such shares were held in the Worldwide Dollar Fund's Exchange Account.

Exchanges of shares from an Exchange Account in Worldwide Dollar Fund only can be made into Class B shares of funds in the Dreyfus Premier Family of Funds, certain funds advised by Founders and the General Fund. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan, as described below.

     To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     Exchanges of Class R shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment being required for shares of the same Class of the fund into which the exchange is being made.

     During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund of which you are a shareholder (including, for Class B shares, Class B shares of the General Fund held in an Exchange Account) as described above under "Fund Exchanges." This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA accounts and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting www.dreyfus.com. The Company reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Class A, C, R and T shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Class A, C, R and T shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Class A, C, R and T shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from Class A, C, R, or T shares of a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that imposed a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class B (including Class B shares held in an Exchange Account) or Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B or Class C shares under the Automatic

Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A or Class T shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A or Class T shares where the sales load is imposed concurrently with withdrawals of Class A or Class T shares generally are undesirable.

     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

     Letter of Intent--Class A and Class T Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A and Class T shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter or Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

     Corporate Pension/Profit-Sharing and Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. Each Fund’s investments are valued on the basis of market quotations or official closing prices. Each Fund's portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Substantially all of a Fund's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other fixed-income investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Manager. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and the Shareholder Services Plan, if applicable, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Fund's shares. Because of the differences in operating expenses incurred by each Class of shares of a Fund, the per share net asset value of each Class of shares of the Fund will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available, are not valued by the Service, or are determined by the Company not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Company calculates the Fund’s net asset value), are valued at fair value as determined in good faith based on procedures approved by the Company’s Board. Fair value of investments may be determined by the Company’s Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Company’s Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for treatment as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interest of its shareholders. As a regulated investment company, a Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of capital in an economic sense, although taxable as stated in the Fund’s prospectus. In addition, if a shareholder holds shares for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     In general, dividends (other than capital gain dividends) paid by a Fund to U.S. individual shareholders may be eligible for the 15% preferential maximum tax rate to the extent that the Fund's income consists of dividends paid by U.S. corporations and certain foreign corporations on shares that have been held by the Fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend. In order to be eligible for the preferential rate, the investor in the Fund must have held his or her shares in the Fund for at least 61 days during the 121-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an investor's qualification for the preferential rate may apply.

     In general, dividends (other than capital gain dividends) paid by a Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 91-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 91-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by a Fund from certain forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-through entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-through entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-through entities.

     If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

     Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing a Fund to recognize income prior to the receipt of cash payments. For example, a Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, a Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) the availability of natural liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of a fund's transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     For the fiscal years ended March 31, 2005 and 2006, the amounts paid by the Fund for brokerage commissions as well as spreads or concessions paid on principal transactions, were as follows:

	2005		2006

Fund	Brokerage	Brokerage	Brokerage	~~Brokerage~~

	Commissions Paid	Concessions	Commissions Paid	Concessions

Dreyfus Premier S&P STARS Fund	$6,522,910	$167,590	$5,409,839	$0

Dreyfus Premier S&P STARS	$185,641	$11,263	$93,869	$4,347
Opportunities Fund

Dreyfus Premier Intrinsic Value	$371,605	$0	$231,580	$0
Fund

Dreyfus Premier Alpha Growth Fund	$395,180	$0	$578,435	$0

     The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Manager. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Manager are reasonable and fair. For the fiscal years ended March 31, 2005 and 2006, the Fund paid no brokerage commissions to affiliates of the Manager or Sub-Adviser.

IPO Allocations. Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and targets funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs are for small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. Within each product group and capitalization category, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with client guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of “hot” IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably across participating product groups. “Hot” IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation across product groups will be based on the percentage of total assets under management of the product to the total assets under management of all product groups participating. Within each product, shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation determined by each product group based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due transaction costs, market liquidity and other factors unique to international markets.

Soft Dollars. The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e) . Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a “mixed use”). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

For the fiscal year ended March 31, 2006, the Funds did not partake in any transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions.

     Regular Broker-Dealers. Each Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. Listed below for each Fund are the acquired securities of its regular brokers or dealers for the fiscal year ended March 31, 2006, the issuer of the securities and the aggregate value per issuer, as of March 31, 2006, of such securities:

Dreyfus Premier S&P STARS Fund – Bank of America Securities LLC, $27,779,000; Merrill Lynch, Pierce, Fenner & Smith Inc., $26,778,000; and Lehman Brothers Inc., $26,131,000.

Dreyfus Premier S&P STARS Opportunities Fund – Lehman Brothers Inc., $1,828,000.

Dreyfus Premier Intrinsic Value Fund – J.P. Morgan Chase & Co., $4,934,000; Morgan Stanley, $4,064,000; Bank of America Securities LLC, $9,326,000; and Merrill Lynch, Pierce, Fenner & Smith Inc., $2,095,000.

Dreyfus Premier Alpha Growth Value Fund –Prudential Securities Inc., $16,898,000; Lehman Brothers, Inc., $18,568,000; and Goldman Sachs & Co., $20,117,000.

Disclosure of Portfolio Holdings. It is the policy of each Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

If a Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Funds nor Dreyfus or its affiliates may receive any compensation in connection with an arrangement to make available information about the Funds’ portfolio holdings. The Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

Each Fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Funds’ custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

Disclosure of the Fund’s portfolio holdings may be authorized only by the Company’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company’s Board.

The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund's portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

     The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     With respect to funds having principal investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the fund’s portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth by the MPPC.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

     Information regarding how the Manager voted proxies for a Fund is available on the Dreyfus Family of Funds’ website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov on the Fund’s Form N-PX filed with the SEC.

INFORMATION ABOUT THE COMPANY AND FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable.

     The Company is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held personally liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the “Trust Agreement”) disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the

Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of an independent registered public accounting firm. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting shares entitled to vote thereon. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board has authorized the creation of five series of shares. All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a series will be treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

     Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Company may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Company will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to a Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     The Company will send annual and semi-annual financial statements to all its shareholders.

     The STARS Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the STARS Funds or any member of the public regarding the advisability of investing in securities generally or in either STARS Fund particularly or the ability of the S&P 500 Index or S&P Midcap 400 Index to track general stock market performance. S&P's only relationship to the STARS Funds is the licensing of certain trademarks and trade names of S&P. S&P has no obligation to take the needs of the STARS Funds or their owners into consideration in determining, composing, or calculating STARS rankings. S&P is not responsible for and has not participated in the determination of the prices and amount of the STARS Funds or the timing of the issuance or sale of the STARS Funds or in the calculation of the equation by which either STARS Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the STARS Funds.

     S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE STARS FUNDS, OWNERS OF THE STARS FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF STARS. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO STARS. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The following persons are known by the Company to own of record 5% or more of a Fund’s outstanding voting securities as of July 15, 2006. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined in the 1940 Act) of the Fund.

Dreyfus Premier Alpha Growth Fund (Class A):
Charles Schwab & Co Inc.	50.56%
101 Montgomery St.
San Francisco, CA 94104-4122

National Financial Services	5.82%
82 Devonshire Street
Boston, MA 02109-3605

Linsco/Private Ledger Corp.	5.30%
9785 Town Center Drive
San Diego, CA 92121-1968

Dreyfus Premier Alpha Growth Fund (Class B):

American Enterprise Investment	14.89%
PO Box 9446
Minneapolis, MN 55440-9446

National Financial Services Corp.	13.05%
82 Devonshire Street
Boston, MA 02109-3605

Pershing LLC	11.99%
Pershing Division-Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

Citigroup Global Markets, Inc.	6.95%
333 West 34 th Street – 3 rd Floor
New York, NY 10001-2402

Merrill Lynch, Pierce, Fenner & Smith	6.16%
Attn: Fund Administration
4800 Deer Lake Drive East, 3 rd Floor
Jacksonville, FL 32246-6484

Dreyfus Premier Alpha Growth Fund (Class C):

Merrill Lynch, Pierce, Fenner & Smith	21.26%
Attn: Fund Administration
4800 Deer Lake Drive East, 3 rd Floor
Jacksonville, FL 32246-6484

Bear Stearns Mutual Fund Department	12.40%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

National Financial Services	7.54%
82 Devonshire Street
Boston, MA 02109-3605

Citigroup Global Markets, Inc.	6.76%
333 West 34 th Street – 3 rd Floor
New York, NY 10001-2402

Pershing LLC	5.67%
Pershing Division-Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

Morgan Stanley Dean Witter	5.19%
1585 Broadway
New York, NY 10036-8200

Dreyfus Premier Alpha Growth Fund (Class R):

The Bear Stearns Company, Inc.	69.06%
Attention: Jonathan Brown
101 Carneige Center
Princeton, NJ 08540-6231

The Bear Stearns Company, Inc.	19.72%
115 South Jefferson Road
Whippany, NJ 07981-1048

Dreyfus Premier Alpha Growth Fund (Class T):

Charles Schwab & Co Inc.	30.07%
101 Montgomery St.
San Francisco, CA 94104-4122

National Financial Services	9.17%
82 Devonshire Street
Boston, MA 02109-3605

Bear Stearns Asset Management Inc.	9.39%
Attn: Mutual Fund Department
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

Pershing LLC	7.93%
Pershing Division-Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

Nationwide Trust Company	5.52%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

Dreyfus Premier Intrinsic Value Fund (Class A):

National Financial Services	27.25%
82 Devonshire Street
Boston, MA 02109-3605

Pershing LLC	25.52%
Pershing Division-Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

Charles Schwab & Co Inc.	11.09%
101 Montgomery St.
San Francisco, CA 94104-4122

Bear Stearns Mutual Fund Department	8.48%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

Dreyfus Premier Intrinsic Value Fund (Class B):

A.G. Edwards & Sons, Inc.	16.09%
One North Jefferson
St. Louis, MO 63103

Bear Stearns Mutual Fund Department	10.32%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

Pershing LLC	7.24%
Pershing Division-Transfer Department
P.O. Box 2052, 7th Floor
Jersey City, NJ 07303-2052

First Clearing, LLC	6.43%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

National Financial Services	6.10%
82 Devonshire Street
Boston, MA 02109-3605

Dreyfus Premier Intrinsic Value Fund (Class C):

Bear Stearns Mutual Fund Department	40.38%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

A.G. Edwards & Sons, Inc.	9.43%
One North Jefferson
St. Louis, MO 63103

Pershing LLC	6.88%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	6.73%
82 Devonshire Street
Boston, MA 02109-3605

MAC & Co.	6.73%
Mutual Funds Operations
PO Box 3198
Pittsburgh, PA 15230-3198

Dreyfus Premier Intrinsic Value Fund (Class R):

Bear Stearns Co., Inc.	39.54%
115 S. Jefferson Rd.
Whippany, NJ 07981-1029

National Financial Services	34.17%
82 Devonshire Street
Boston, MA 02109-3605

The Bear Stearns Co., Inc.	14.99%
FBO Profit Sharing Plan
115 S. Jefferson Rd.
Whippany, NJ 07981-1029

Bear Stearns Mutual Fund Department	8.52%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

American Postal Workers Qualified Retirement Plan	5.38%
1300 L. Street
Washington, D.C. 20005-4107

Dreyfus Premier Intrinsic Value Fund (Class T):

Bear Stearns Mutual Fund Department	25.64%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

Pershing LLC	13.17%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

A.G. Edwards & Sons, Inc.	9.42%
One North Jefferson
St. Louis, MO 63103

First Clearing, LLC	5.46%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

Dreyfus Premier S&P STARS Fund (Class A):

Charles Schwab & Co Inc.	32.37%
101 Montgomery St.
San Francisco, CA 94104-4122

Linsco/Private Ledger Corp.	20.62%
9785 Town Center Drive
San Diego, CA 92121-1968

Citigroup Global Markets, Inc.	8.27%
333 West 34 th Street, 3 rd Floor
New York, NY 10001-2402

American Enterprise Investment Services	7.42%
PO Box 9446
Minneapolis, MN 55440-9446

Dreyfus Premier S&P STARS Fund (Class B):

A.G. Edwards & Sons, Inc.	15.19%
One North Jefferson
St. Louis, MO 63103

First Clearing, LLC	9.82%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

Pershing LLC	8.48%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

Bear Stearns Mutual Fund Department	7.35%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

National Financial Services	6.07%
82 Devonshire Street
Boston, MA 02109-3605

Dreyfus Premier S&P STARS Fund (Class C):

Bear Stearns Mutual Fund Department	18.47%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

A.G. Edwards & Sons, Inc.	17.07%
One North Jefferson
St. Louis, MO 63103

First Clearing, LLC	9.16%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

Pershing LLC	7.68%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

Dreyfus Premier S&P STARS Fund (Class R):

Custodial Trust Company	66.45%
101 Carnegie Center
Princeton, NJ 08540-6231

The Bear Stearns Co Inc.	18.93%
FBO Profit Sharing Plan
115 S. Jefferson Road
Whippany, NJ 07981-1048

Bear Stearns Mutual Fund Department	10.78%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

Dreyfus Premier S&P STARS Fund (Class T):

Bear Stearns Mutual Fund Department	14.33%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

A.G. Edwards & Sons, Inc.	13.34%
One North Jefferson
St. Louis, MO 63103

Pershing LLC	7.78%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

First Clearing, LLC	6.06%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

National Investor Services Corp.	5.39%
55 Water Street - 32 nd Floor
New York, NY 10041-3299

Dreyfus Premier S&P STARS Opportunities Fund (Class A):

Charles Schwab & Co., Inc.	48.83%
101 Montgomery Street
San Francisco, CA 94104-4151

Linsco/Private Ledger Corp.	7.14%
9785 Town Center Drive
San Diego, CA 92121-1968

National Financial Services	6.40%
82 Devonshire Street
Boston, MA 02109-3605

Pershing LLC	6.19%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

Dreyfus Premier S&P STARS Opportunities Fund (Class B):

Pershing LLC	11.53%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

First Clearing, LLC	10.84%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

Bear Stearns Mutual Fund Department	10.71%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

National Financial Services	10.63%
82 Devonshire Street
Boston, MA 02109-3605

A.G. Edwards & Sons, Inc.	7.78%
One North Jefferson
St. Louis, MO 63103

Dreyfus Premier S&P STARS Opportunities Fund (Class C):

Merrill Lynch, Pierce, Fenner & Smith	34.43%
Attn: Fund Administration
4800 Deer Lake Drive East, 3 rd Floor
Jacksonville, FL 32246-6484

First Clearing, LLC	8.05%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

Bear Stearns Mutual Fund Department	7.44%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

Pershing LLC	7.32%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

A.G. Edwards & Sons, Inc.	5.65%
One North Jefferson
St. Louis, MO 63103

National Financial Services	5.31%
82 Devonshire Street
Boston, MA 02109-3605

Dreyfus Premier S&P STARS Opportunities Fund (Class R):

National Financial Services	57.83%
82 Devonshire Street
Boston, MA 02109-3605

Ameritrade, Inc.	13.34%
4211 South 102 nd Street
Omaha, NE 68127-1123

Maril & Co.	8.81%
c/o M&I Trust Company NA
11270 West Park Place – Ste. 400-PPW-08
Attn: Mutual Funds
Milwaukee, WI 53224-3623

Pershing LLC	7.22%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

Dreyfus Premier S&P STARS Opportunities Fund (Class T):

Bear Stearns Mutual Fund Department	13.78%
1 Metrotech Center North, 4 th Floor
Brooklyn, NY 11201-3870

National Financial Services	11.77%
82 Devonshire Street, G10G
Boston, MA 02109-3605

A.G. Edwards & Sons, Inc.	10.58%
One North Jefferson
St. Louis, MO 63103

Pershing LLC	10.43%
Pershing Division-Transfer Department
P.O. Box 2052
Jersey City, NJ 07303-2052

First Clearing, LLC	9.36%
10750 Wheat First Drive
Glen Allen, VA 23060-9245

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as independent auditors of the Funds.

APPENDIX

RATING CATEGORIES
>

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1

A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Long-term investment grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

BEAR STEARNS PRIME MONEY MARKET FUND
STATEMENT OF ADDITIONAL INFORMATION
AUGUST 1, 2006

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Bear Stearns Prime Money Market Fund dated August 1, 2006, a separate series (the "Fund") of Dreyfus Premier Manager Funds I (the "Company"), as the Prospectus may be revised from time to time. To obtain a copy of the Fund's Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

     In New York State -- Call 1-718-895-1650 Outside New York State -- Call Toll Free 1-800-346-3621

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to the Fund at the above address or call toll-free 1-800-554-4611 to obtain a copy of the Fund's Prospectus.

     The Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

DESCRIPTION OF THE COMPANY AND THE FUND

     The Company is a Massachusetts business trust that commenced operations upon the reorganization of Prime Money Market Portfolio (the "Portfolio"), a series of The Bear Stearns Funds (the "Predecessor Fund"), on May 1, 2004. The Fund is a separate series of the Company, an open-end management investment company, known as a money market mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the Fund's investment adviser.

Dreyfus Service Corporation (the "Distributor") is the distributor of the Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. The principal and interest components of U.S. Treasury securities bonds may be separated and traded independently under the Federal Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. The resulting securities pay no interest and are sold at a discount to face value. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with compatible maturities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations. The Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     The Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks with total assets of at least $1 billion at the time of purchase. CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund administered by the FDIC.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of

$1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the State in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

     Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon no more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Funding Agreements. The Fund may invest in funding agreements (sometimes referred to as Guaranteed Interest Contracts or "GICs") of insurance companies. In such cases, the Fund contributes cash to a deposit fund of the insurance company's general account, and the insurance company then credits the Fund, on a monthly basis, guaranteed interest that is based on an index. All funding agreements will provide that this guaranteed interest will not be less than a certain minimum rate. Because the principal amount of a funding agreement may not be received from the insurance company on seven days notice or less, the agreement is considered to be an illiquid investment and, together with other instruments in the Fund that are not readily marketable, will not exceed 10% of the Fund's net assets. In determining dollar-weighted average portfolio maturity, all funding agreements will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

     Asset-Backed Securities. The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian employed in connection with tri-party repurchase agreement transactions will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest and, in the case of tri-party repurchase agreements, U.S. Government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Illiquid Securities. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     Borrowing Money. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money from banks for temporary or emergency purposes. While such borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     Forward Commitments. The Fund may purchase portfolio securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of its purchase commitment.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

     General. The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since the Fund usually does not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The

Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities. The Fund may invest in dollar-denominated securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, the Manager will ordinarily seek to aggregate (or “bunch”) orders that are place or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 through 12 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. The Fund may not:

1. Invest in physical commodities.

2. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to up to 33-1/3% of the value of the Fund's total assets.

3. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies or as otherwise permitted under the 1940 Act.

5. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

7. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation.

8. Hold more than 10% of the outstanding voting securities of any single issuer. This

Investment Restriction applies only with respect to 75% of the Fund's total assets.

9. Purchase any securities which would cause more than 25% of the value of the

Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued by state or municipal governments and their political subdivisions, and investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.

10. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUND

     The Company's Board is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation		Investment Adviser
Dreyfus Service Corporation		Distributor
Dreyfus Transfer, Inc		Transfer Agent
The Bank of New York		Custodian

Board Members of the Company [1]

Board members and officers of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (62)	Corporate Director and	The Muscular Dystrophy Association, Director
Chairman of the Board	Trustee	Levcor International, Inc., an apparel fabric processor,
(2003)		Director
Century Business Services, Inc., a provider of outsourcing
functions for small and medium size companies, Director
The Newark Group, a provider of a national market of paper
recovery facilities, paperboard mills and paperboard
converting plants, Director
Sunair
Services Corporation, engaging in the design, manufacture
and sale of high frequency systems for long-range voice
and data communications, as well as providing certain
outdoor-related services to homes and businesses, Director

David P. Feldman (66)	Corporate Director and Trustee BBH Mutual Funds Group (11 funds), Director
Board Member (2003)		The Jeffrey Company, a private investment company, Director
QMED, a medical device company, Director

Ehud Houminer (65)	Executive-in-Residence at the	Avnet Inc., an electronics distributor, Director
Board Member (2003)	Columbia Business School,	International Advisory Board to the MBA Program School of
	Columbia University	Management, Ben Gurion University, Chairman
Explore Charter School, Brooklyn, NY Chairman

1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years Other Board Memberships and Affiliations

Gloria Messinger (76)	Arbitrator for American
Board Member (2003)	Arbitration	Theater for a New Audience, Inc., Director
Association and National
Association
	of Securities Dealers, Inc.	Brooklyn Philharmonic, Director
Consultant in Intellectual
Property

T

Anne Wexler (76)	Chairman of the Wexler	Wilshire Mutual Funds (5 funds), Director
Board Member (2003)	Group, consultants	Methanex Corporation, a methanol production company,
	specializing in government	Director
	relations and public affairs	Member of the Council of Foreign Relations
Member of the National Park Foundation

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to (i) oversee the Company's accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Company’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendation for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Fund's investments. The Company’s audit committee met four times, and the compensation committee met once during the fiscal year ended March 31, 2006. The evaluation committee and nominating committee did not meet during the fiscal year ended March 31, 2006.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

~~Aggregate Holding of Funds in the Dreyfus~~

	Bear Stearns Prime Money	~~Family of Funds for which Responsible as a~~

Name of Board Member	Market Fund	Board Member

Joseph S. DiMartino	None	Over $100,000

David P. Feldman	None	Over $100,000

Ehud Houminer	None	Over $100,000

Gloria Messinger	None	Over $100,000

Anne Wexler	None	None

     As of December 31, 2005, none of the Board members or their immediate family members owned securities of the Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     The Company typically pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $5,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and five other funds (comprised of nineteen portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The

Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended March 31, 2006, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005, were as follows:

		Total Compensation From the
	Aggregate Compensation From the	Company and Fund Complex Paid to
Name of Board Member	Company*	Board Member(**)

Joseph S. DiMartino	$12,564	$874,125 (193833,262

		Total Compensation From the
	Aggregate Compensation From the	Company and Fund Complex Paid to
Name of Board Member	Company*	Board Member(**)

		(190)

David P. Feldman	$10,013	$185,123	(58194,898 (56)

John Fraser***	$2,621		$32,500 (49)
Ehud Houminer	$10,013		$103,750 (37)
Gloria Messinger	$10,013		$53,750 (26)

Anne Wexler	$10,013		$99,250 (35)
T. John Szarkowski****	$6,193		$53,750 (26)

			$32,500 (47)

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $ 853.42.
**	Represents the number of separate portfolios comprising the investment companies in the Fund
Complex, including the Funds, for which the Board member served.

*** Emeritus Board member May 24, 2000
**** Emeritus Board member December 14, 2005

Officers of the Company

STEPHEN E. CANTER, President since June 2003. Chairman of the Board and Chief Executive Officer of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr.

Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since June 2003. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager.

He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since June 2003. Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Assistant Secretary since June 2003. Associate General Counsel of the Manager, and an officer of

91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager.

He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003. Director -Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios)

managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1992.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is

37 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since June 2003. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since June 2003. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 198 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 202 portfolios). From November 2001 through March 2004, Mr.

Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

     The Company’s Board members and officers, as a group, owned less than 1% of the Fund’s shares outstanding on July 15, 2006. The following shareholder was known by the Company to own of record 5% or more of the Fund’s outstanding voting securities as of July 15, 2006: Bear Stearns Securities Corporation, 1 Metrotech Center North Floor, Brooklyn, New York 11201; 94.3%.

     A shareholder that beneficially owns, directly or indirectly, more than 25% of the Company’s voting securities may be deemed to be a “control person” (as defined in the 1940 Act) of the Company.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

     The Manager provides investment management services pursuant to a Management Agreement (the "Agreement") between the Company and the Manager. The Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on not more than 60 days' notice, by the Board or by vote of the holders of a majority of the Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chair of the Board and Chief Executive Officer; Thomas F. Eggers, President, Chief Operating Officer and a director; Jonathan Baum, Vice Chair – Distribution; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President--Corporate Communications; Lisa A. Fox, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary;

and Steven G. Elliott, Robert P. Kelly, David F. Lamere and Ronald P. O'Hanley III, directors.

     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Bernard Kiernan, Patricia A. Larkin and James O'Connor. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, data processing, and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the investment management fee paid by the Fund. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professional (collectively, “Service Agents”) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Expenses. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager. The expenses borne by the Company include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, SEC fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Company's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Expenses attributable to the Fund are charged against the assets of the Fund; other expenses of the Company are allocated among the Company's funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each fund.

     As compensation for the Manager's services, the Fund has agreed to pay the Manager a monthly management fee at the annual rate of 0.20% of the value of the Fund's average daily net assets. For the period May 1, 2004 (commencement of operations) through March 31, 2005 (fiscal year end) and for the fiscal year ended March 31, 2006, the management fees paid by the Fund are as follows:

	Management Fee	Reduction in Fee	Net Fee Paid
	Payable
2005	$2,333,875	$0	$2,333,875
2006	$3,173,631	$401,763	$2,771,868

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any other expenses paid by the Funds. These additional payments may be made to certain Service Agents including, affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for the Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals (other than individuals who received Fund shares in exchange for Portfolio shares as a result of the Portfolio's reorganization), although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

     The Fund reserves the right to reject any purchase order. The Fund will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

     The minimum initial investment in the Fund is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund listed in the Prospectus under "Account Policies"; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among the Fund and the Dreyfus Cash Management funds. There is no minimum for subsequent investments in the Fund. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

     The Bank of New York (the "Custodian"), One Wall Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Company, the Custodian holds the Fund's securities and keeps all necessary accounts and records.

HOW TO BUY SHARES

     Management understands that some Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. As discussed under “Management Arrangements—Distributor,” Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Investors should contact their Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

     Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Company, investors should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other entity authorized to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

     The Fund's net asset value per share is determined three times daily: as of 12:00 Noon, 5:00 p.m. and 8:00 p.m., on each day the New York Stock Exchange or the Transfer Agent is open for regular business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

     Orders placed with Dreyfus Institutional Services Division prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

     Orders effected through an automated interface or trading system after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the Custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than an automated interface or trading system, will become effective on the following business day.

All times are Eastern time.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

     General. The Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Institutional Services Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the SEC.

     If a redemption request is received in proper form, it will be priced at the next determined net asset value, and if received by the Transfer Agent or other authorized agent by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., but prior to 8:00 p.m., will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

All times are Eastern time.

     Wire Redemption Privilege. By using this privilege, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve.

     Redemption Through Compatible Automated Facilities. The Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call one of the telephone numbers listed on the cover page of this SAI to determine whether their automated facilities are compatible and to receive instructions for redeeming shares in this manner.

     Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

HOW TO REDEEM SHARES

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

     Fund Exchanges. Shares of the Fund may be exchanged for shares of any class of any Dreyfus Cash Management fund. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     An investor who wishes to redeem shares of one fund and purchase shares of another fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed on the cover page of this SAI, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     No fees currently are charged to shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     Dreyfus Auto-Exchange Privilege. The Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, shares of any Dreyfus Cash Management fund, if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

SHAREHOLDER SERVICES

     The Company reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Company's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent the Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

     The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are currently scheduled to be closed are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that the Fund has qualified for treatment as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the "Code") for the fiscal year ended March 31, 2006. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute to its shareholders at least 90% of its net income (consisting of net investment income and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     The Fund ordinarily declares dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for regular business. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month, and automatically are reinvested in additional shares of the Fund at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled are paid along with the proceeds of the redemption.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or Fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or

Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) the availability of natural liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds.

Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Under the Manager’s (and where applicable, a sub-adviser’s or Dreyfus affiliate’s) procedures, portfolio managers and their corresponding trading desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of a fund's transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

No brokerage commissions have been paid

      by the Fund to date.

Regular Broker-Dealers. The fund may acquire securities issued by one or more of its “regular brokers or dealers”, as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commission from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities. The following is a list of its regular brokers or dealers for the fiscal year ended March 31, 2006, the issuer of the securities and the aggregate value per issue, as of March 31, 2006 of such securities: Deutsche Bank Securities Inc., $79,979,000; UBS Warburg LLC, $79,979,000; Bank of America Securities LLC, $74,598,000; BNP Paribas Securities Corp., $79,978; Prudential Securities Inc., $79,978,000; and State Street Bank & Trust Co., $28,000,000.

     Disclosure of Portfolio Holdings. It is the policy of the Company to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Company files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, each Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

     If the Fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund nor the

Manager or its affiliates may receive any compensation in connection with an arrangement to make available information about any Fund’s portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Fund may also disclose any and all portfolio information to its services providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These services providers include the Fund’s custodian, auditors, investment advisers, administrator, and each of their respective affiliates and advisers.

Disclosure of the Fund’s portfolio holdings may be authorized only by the Company’s Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company’s Board.

INFORMATION ABOUT THE COMPANY AND THE FUND

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     The Company is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. However, the Company's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Agreement and Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one Fund is not deemed to be a shareholder of any other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

     To date, the Board has authorized the creation of five series of shares. All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a series will be treated separately from those of the other series. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as independent auditors of the Fund.

APPENDIX

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Bank Watch").

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch.

Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to ratings of short-term obligations, Bank Watch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

Bond Ratings and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

DREYFUS PREMIER MANAGER FUNDS I

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to
Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on
November 18, 2003.
(b)	Registrant's By-Laws

(d)(1)	Management Agreement is incorporated by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003.
(d)(2)	Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (d)(2) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003.
(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003.
(g)(1)	Mutual Fund Custody and Services Agreement with Mellon Bank, N.A. is incorporated by reference to
Exhibit (g)(1) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on
November 18, 2003.
(g)(2)	Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (g)(2) of Pre-
Effective Amendment No.1 to the Registration Statement on Form N-1A, filed on November 18, 2003.
(g)(3)	Foreign Custody Manager Agreement with The Bank of New York is incorporated by reference to Exhibit
(g)(3) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November
18, 2003.
(h)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003.
(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-Effective
Amendment No. 2 to the Registration Statement on Form N-1A, filed on December 5, 2003.
(j)	Consents of Independent Auditors.
(m)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed November 18, 2003.
(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-1A, filed on November 18, 2003.
(p)(1)	Code of Ethics.
(p)(2)	Code of Ethics adopted by Sub-Investment Adviser is incorporated by reference to Exhibit (p)(2) of Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003.

Other Exhibits ______________
(a)	Powers of Attorney of the Board members and officers are incorporated by reference to
Other Exhibits (a) of Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-1A, filed on November 18, 2003.

(b)	Certificate of Secretary is incorporated by reference to Other Exhibit (b) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18,
2003.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

Reference is made to Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of
Trust incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-1A, filed on November 18, 2003. The application of these provisions is limited by
Article 10 of the Registrant’s By-Laws, incorporated by reference to Exhibit (b) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to, trustees officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Reference is also made to the Distribution Agreement incorporated by reference to Exhibit (e) of Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on November 18, 2003.

Item 26(a).	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-
investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	Scudder Investments	Chief Operating Officer	7/02 – 1/05
Vice Chair – Distribution	345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 – 9/05
Director, Vice Chair and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 – Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - 7/05
	Inc. ++	Director	2/02 - 7/05

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 – Present
Chair of the Board and
Chief Executive Officer	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present

	Standish Mellon Asset Management	Board Manager	7/03 – Present
Company, LLC*

	Newton Management Limited	Director	2/99 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	1/99 – Present
Member

	Franklin Portfolio Associates,	Director	2/99 – Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 – Present

	TBCAM Holdings, LLC*	Director	2/99 – Present

	Mellon Capital Management	Director	1/99 – Present
Corporation***

	Founders Asset Management LLC****	Member, Board of	12/97 - Present
Managers
		President	4/06 – Present
		Chief Executive Officer	4/06 – Present

	Dreyfus Founders Funds, Inc.****	President	4/06 – Present
		Principal Executive	4/06 – Present
Officer

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen E. Canter	The Dreyfus Trust Company+++	Director	6/95 - Present
Chair of the Board and		Chairman	1/99 - Present
Chief Executive Officer		President	1/99 - Present
(continued)		Chief Executive Officer	1/99 - Present

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++
	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 - Present
President, Chief Operating		Chief Executive Officer	4/05 - Present
Officer and Director
	Dreyfus Service Organization++	Director	4/05 - Present

	Founders Asset Management LLC****	Member, Board of	4/05 - Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 - 9/05
Managers

	Seven Six Seven Agency, Inc.++	Director	6/05 - Present

	Scudder Investments, Inc.	President	5/02 - 3/05
	345 Park Avenue	Chief Executive Officer	5/02 - 3/05
New York, NY 10154

	Scudder Distributors, Inc.	Chairman	5/02 - 3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Robert P. Kelley	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	Mellon Bank, N.A. +	Chairman	2/06 – Present
		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Mellon Trust of New England, N.A.*	Chairman & CEO	1/99 – Present

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director

	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management	Board Member	7/01 – Present
Director	Company, LLC
(continued)	One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chair and Director		Director	3/99 - Present

	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Vice Chair and Director	Massachusetts, Inc.++
(continued)
	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 - Present
		Manager, Board of	7/05 - Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

C-8

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

C-9

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Alex G. Sciulli	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present
Vice President
(continued)
	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024

	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+

	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities

	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present

	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities

	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities

	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131

	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210

	Katrena Corporation+	Vice President	08/01 - Present

	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present

	MBC Investments Corporation+	Vice President	08/01 - Present

	MFS Leasing Corp. +	Vice President	08/01 - Present

	MMIP, LLC+	Vice President	08/01 - Present

	Mellon Capital Management	Vice President	08/01 - Present
Corporation***

	Mellon Equity Associates, LLP+	Vice President	08/01 - Present

	Mellon Financial Markets, LLC+	Vice President	08/01 - Present

	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+

	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+

	Mellon Funding Corporation+	Vice President	08/01 - Present

	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present

C-10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Alex G. Sciulli	Mellon International Investment	Vice President	08/01 - Present
Vice President	Corporation+
(continued)
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President	2/02 - Present
	Corporation++	Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

C-11

Item 27.	Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter
(exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Money Market Fund
11.	Dreyfus Cash Management
12.	Dreyfus Cash Management Plus, Inc.
13.	Dreyfus Connecticut Intermediate Municipal Bond Fund
14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.	Dreyfus Fixed Income Securities
16.	Dreyfus Florida Intermediate Municipal Bond Fund
17.	Dreyfus Florida Municipal Money Market Fund
18.	Dreyfus Founders Funds, Inc.
19.	The Dreyfus Fund Incorporated
20.	Dreyfus GNMA Fund, Inc.
21.	Dreyfus Government Cash Management Funds
22.	Dreyfus Growth and Income Fund, Inc.
23.	Dreyfus Growth and Value Funds, Inc.
24.	Dreyfus Growth Opportunity Fund, Inc.
25.	Dreyfus Index Funds, Inc.
26.	Dreyfus Institutional Cash Advantage Funds
27.	Dreyfus Institutional Money Market Fund
28.	Dreyfus Institutional Preferred Money Market Funds
29.	Dreyfus Insured Municipal Bond Fund, Inc.
30.	Dreyfus Intermediate Municipal Bond Fund, Inc.
31.	Dreyfus International Funds, Inc.
32.	Dreyfus Investment Grade Funds, Inc.
33.	Dreyfus Investment Portfolios
34.	The Dreyfus/Laurel Funds, Inc.
35.	The Dreyfus/Laurel Funds Trust
36.	The Dreyfus/Laurel Tax-Free Municipal Funds
37.	Dreyfus LifeTime Portfolios, Inc.
38.	Dreyfus Liquid Assets, Inc.
39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
40.	Dreyfus Massachusetts Municipal Money Market Fund
41.	Dreyfus Midcap Index Fund, Inc.
42.	Dreyfus Money Market Instruments, Inc.
43.	Dreyfus Municipal Bond Fund, Inc.
44.	Dreyfus Municipal Cash Management Plus
45.	Dreyfus Municipal Funds, Inc.
46.	Dreyfus Municipal Money Market Fund, Inc.

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C-12

47.	Dreyfus New Jersey Intermediate Municipal Bond Fund
48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
49.	Dreyfus New York Municipal Cash Management
50.	Dreyfus New York Tax Exempt Bond Fund, Inc.
51.	Dreyfus New York Tax Exempt Intermediate Bond Fund
52.	Dreyfus New York Tax Exempt Money Market Fund
53.	Dreyfus U.S. Treasury Intermediate Term Fund
54.	Dreyfus U.S. Treasury Long Term Fund
55.	Dreyfus 100% U.S. Treasury Money Market Fund
56.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57.	Dreyfus Pennsylvania Municipal Money Market Fund
58.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
59.	Dreyfus Premier Equity Funds, Inc.
60.	Dreyfus Premier Fixed Income Funds
61.	Dreyfus Premier International Funds, Inc.
62.	Dreyfus Premier GNMA Fund
63.	Dreyfus Premier Manager Funds I
64.	Dreyfus Premier Manager Funds II
65.	Dreyfus Premier Municipal Bond Fund
66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67.	Dreyfus Premier New Leaders Fund, Inc.
68.	Dreyfus Premier New York Municipal Bond Fund
69.	Dreyfus Premier Opportunity Funds
70.	Dreyfus Premier State Municipal Bond Fund
71.	Dreyfus Premier Stock Funds
72.	The Dreyfus Premier Third Century Fund, Inc.
73.	The Dreyfus Premier Value Equity Funds
74.	Dreyfus Premier Worldwide Growth Fund, Inc.
75.	Dreyfus Short-Intermediate Government Fund
76.	Dreyfus Short-Intermediate Municipal Bond Fund
77.	The Dreyfus Socially Responsible Growth Fund, Inc.
78.	Dreyfus Stock Index Fund, Inc.
79.	Dreyfus Tax Exempt Cash Management
80.	Dreyfus Treasury Cash Management
81.	Dreyfus Treasury Prime Cash Management
82.	Dreyfus Variable Investment Fund
83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.	General California Municipal Money Market Fund
85.	General Government Securities Money Market Funds, Inc.
86.	General Money Market Fund, Inc.
87.	General Municipal Money Market Funds, Inc.
88.	General New York Municipal Bond Fund, Inc.
89.	General New York Municipal Money Market Fund
90.	Mellon Funds Trust

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C-13

(b)

Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Sue Ann Cormack **	Senior Vice President	None
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Lisa A. Fox *	Vice President	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President – Compliance	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

Item 28. Location of Accounts and Records _______ ________________________________
1.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	The Bank of New York
One Wall Street
New York, New York 10286

3.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

4.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

5.	Bear Stearns Asset Management, Inc.
383 Madison Avenue
New York, New York 10179

Item 29.	Management Services

Not Applicable
Item 30.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
New York, and State of New York on the 28th day of July, 2006.

DREYFUS PREMIER MANAGER FUNDS I

BY: /s/ Stephen E. Canter*

Stephen E. Canter, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of
1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stephen E. Canter*	President (Principal Executive	07/28/06

Stephen E. Canter	Officer)

/s/ James Windels*	Treasurer (Principal Financial	07/28/06

James Windels	Officer)

/s/ Joesph S. DiMartino*	Chairman of the Board	07/28/06

Joseph S. DiMartino

/s/ David P. Feldman*	Board Member	07/28/06

David P. Feldman

/s/ Ehud Houminer*	Board Member	07/28/06

Ehud Houminer

/s/ Gloria Messinger*	Board Member	07/28/06

Gloria Messinger

/s/ Anne Wexler*	Board Member	07/28/06

Anne Wexler

*BY
/s/ Michael A. Rosenberg
Michael A. Rosenberg
Attorney-in-Fact